                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                              STRATEGIC INCOME FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           October 31, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------
                                                         For Excellence
                                                               in
                                                       Shareholder Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a modest pace of approximately 2% during the six-month period. Mixed indicators generated concern about its ability to sustain its recovery.

o Despite a reported decline in confidence, consumers continued to spend and declining mortgage rates kept the housing market strong.

THE MARKETS
o The stock market lost ground on all fronts, with the S&P 500 Index returning -17.01% for the past six months.(1)

o The yield on the 10-year Treasury bond closed the period at 3.89%, after falling to its lowest level since 1958.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended October 31, 2002, Class A shares of State Street Research Strategic Income Fund returned 0.83% (does not reflect sales charge).(2) The fund outperformed the Lipper Multi-Sector Income Funds Average, which returned -0.45% for the same period.(1)

o In an environment of falling interest rates, the fund's exposure to treasuries and higher-quality corporate names helped relative performance, as did strong security selection in other sectors.

o The fund was hurt by its investments in high-yield and emerging markets as investors shed as much risk as they could in the face of an uncertain economy.

CURRENT STRATEGY
o We increased the fund's exposure to corporate, high-grade, high-yield and emerging market bonds, which we believe could benefit from an improving economy and stock market.

o As the economy improves and interest rates rise, we expect the portfolio to benefit by holding bonds with shorter-than-average maturities.

October 31, 2002

(1) The S&P 500 Index (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. It does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Multi-Sector Income Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2) 0.30% for Class B(1) shares; 0.48% for Class B shares; 0.48% for Class C shares; 0.98% for Class S shares.

(3) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(6) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 2002, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(3)(5)(6)
(does not reflect sales charge)
-------------------------------------------------------------
                   LIFE OF FUND
                  (since 8/30/96)   5 YEARS          1 YEAR
-------------------------------------------------------------
Class A                3.86%         1.93%            3.33%
-------------------------------------------------------------
Class B(1)             3.06%         1.15%            2.50%
-------------------------------------------------------------
Class B                3.09%         1.19%            2.67%
-------------------------------------------------------------
Class C                3.09%         1.19%            2.68%
-------------------------------------------------------------
Class S                4.14%         2.21%            3.80%
-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02(3)(4)(5)(6)
(at maximum applicable sales charge)
--------------------------------------------------------------------------
                        LIFE OF FUND
                       (since 8/30/96)      5 YEARS               1 YEAR
--------------------------------------------------------------------------
Class A                     3.18%            1.17%                 1.34%
--------------------------------------------------------------------------
Class B(1)                  3.16%            1.03%                 0.27%
--------------------------------------------------------------------------
Class B                     3.15%            1.03%                 0.27%
--------------------------------------------------------------------------
Class C                     3.15%            1.32%                 4.27%
--------------------------------------------------------------------------
Class S                     4.21%            2.34%                 6.42%
--------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

High-Grade               46%
High Yield               49%
Emerging Market           5%

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 2002 (Unaudited)


-------------------------------------------------------------------------------------------------
                                                          PRINCIPAL     MATURITY       VALUE
                                                            AMOUNT        DATE        (NOTE 1)
-------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 89.7%
U.S. TREASURY 5.3%
U.S. Treasury Bond, 7.25% ............................      $  475,000    5/15/2016   $   599,706
U.S. Treasury Bond, 8.875% ...........................         200,000    2/15/2019       290,273
U.S. Treasury Bond, 5.25%** ..........................         575,000   11/15/2028       582,435
U.S. Treasury Bond, 6.25% ............................         200,000    5/15/2030       232,305
U.S. Treasury Note, 5.875% ...........................          50,000   11/15/2004        54,169
U.S. Treasury Note, 7.00% ............................         200,000    7/15/2006       232,270
U.S. Treasury Note, 6.00% ............................         800,000    8/15/2009       924,656
U.S. Treasury STRIP, 0.00% ...........................       1,500,000    8/15/2025       427,955
                                                                                      -----------
                                                                                        3,343,769
                                                                                      -----------
U.S. AGENCY MORTGAGE 18.5%
Federal National Mortgage Association, 9.00% .........         257,530    5/01/2009       278,640
Federal National Mortgage Association, 6.25% .........         225,000    2/01/2011       248,306
Federal National Mortgage Association, 7.00% .........          89,300    9/01/2014        94,610
Federal National Mortgage Association, 6.50% .........          58,346   12/01/2014        61,330
Federal National Mortgage Association, 7.00% .........         138,554    3/01/2016       146,792
Federal National Mortgage Association, 6.50% .........         556,918    7/01/2016       584,763
Federal National Mortgage Association, 7.00% .........         265,918    1/01/2017       281,653
Federal National Mortgage Association TBA, 5.50% .....         500,000   11/19/2017       515,465
Federal National Mortgage Association TBA, 6.50% .....         125,000   11/19/2017       131,171
Federal National Mortgage Association TBA, 6.00% .....         400,000   11/19/2017       416,500
Federal National Mortgage Association TBA, 7.00% .....          50,000   11/19/2017        52,938
Federal National Mortgage Association, 6.50% .........         129,579    9/01/2028       134,458
Federal National Mortgage Association, 6.50% .........         459,165   11/01/2028       476,457
Federal National Mortgage Association, 6.00% .........         252,634   12/01/2028       260,768
Federal National Mortgage Association, 6.00% .........         256,430    2/01/2029       264,688
Federal National Mortgage Association, 6.50% .........         159,019    3/01/2029       165,008
Federal National Mortgage Association, 7.00% .........         129,668   12/01/2029       135,547
Federal National Mortgage Association, 6.50% .........         190,376    9/01/2031       197,351
Federal National Mortgage Association, 7.50% .........         227,435    9/01/2031       240,576
Federal National Mortgage Association, 7.00% .........         664,803    4/01/2032       694,533
Federal National Mortgage Association, 6.50% .........         705,714    7/01/2032       731,586
Federal National Mortgage Association TBA, 5.50% .....         300,000   11/14/2032       303,000
Federal National Mortgage Association TBA, 6.00% .....         575,000   11/14/2032       590,812
Federal National Mortgage Association TBA, 7.00% .....         875,000   11/14/2032       914,102
Federal National Mortgage Association TBA, 6.50% .....       1,575,000   11/14/2032     1,631,590
Federal National Mortgage Association TBA, 7.50% .....         575,000   11/14/2032       608,062
Federal National Mortgage Association TBA, 6.00% .....         125,000   12/12/2032       127,969
Government National Mortgage Association, 7.00% ......         179,447    5/15/2027       189,078
Government National Mortgage Association, 7.00% ......         113,083    6/15/2028       118,939
Government National Mortgage Association, 6.50% ......         562,614   11/15/2028       587,493
Government National Mortgage Association, 7.00% ......         378,547    8/15/2031       397,554
Government National Mortgage Association, 7.00% ......         234,664   10/15/2031       246,447
                                                                                      -----------
                                                                                       11,828,186
                                                                                      -----------

AEROSPACE/DEFENSE 0.9%
Alliant Techsystems Inc. Sr. Sub. Note, 8.50% ........         250,000    5/15/2011       266,250
B/E Aerospace Inc. Sr. Sub. Note, 9.50% ..............         150,000   11/01/2008       102,750
L-3 Communications Corp. Sr. Sub. Note, 7.625% .......         200,000    6/15/2012       207,000
                                                                                      -----------
                                                                                          576,000
                                                                                      -----------

CABLE 0.7%
British Sky Broadcasting Group Note, 6.875% ..........         300,000    2/23/2009       296,250
EchoStar Broadband Corp. Sr. Note, 10.375% ...........         150,000   10/01/2007       155,250
                                                                                      -----------
                                                                                          451,500
                                                                                      -----------

CASINO 3.3%
Chumash Casino & Resort Enterprise Sr. Note, 9.00% ...         100,000    7/15/2010       104,125
International Game Technology Inc. Sr. Note, 8.375% ..         400,000    5/15/2009       438,000
Mandalay Resort Group Sr. Sub. Note, 10.25% ..........          80,000    8/01/2007        85,800
MGM Grand Inc. Sr. Sub. Note, 9.75% ..................         300,000    6/01/2007       330,000
Mohegan Tribal Gaming Authority Sr. Note, 8.125% .....         225,000    1/01/2006       230,625
Park Place Entertainment Corp. Sr. Sub. Note, 9.375% .         500,000    2/15/2007       525,000
Venetian Casino Resort LLC Note, 11.00%+                       375,000    6/15/2010       384,375
                                                                                      -----------
                                                                                        2,097,925
                                                                                      -----------

CHEMICALS 3.5%
Huntsman ICI Chemicals LLC Sr. Sub. Note, 10.125% ....         175,000    7/01/2009       136,500
Huntsman International LLC Sr. Note, 9.875% ..........         175,000    3/01/2009       173,250
ISP Chemco Inc. Sr. Sub. Note, 10.25% ................         400,000    7/01/2011       406,000
Lyondell Chemical Co. Sr. Note, 9.625% ...............         325,000    5/01/2007       310,375
MacDermid Inc. Sr. Sub. Note, 9.125% .................         350,000    7/15/2011       369,250
Methanex Corp. Sr. Note, 8.75% .......................         150,000    8/15/2012       156,000
Millennium America Inc. Sr. Note, 9.25% ..............         175,000    6/15/2008       175,875
Millennium America Inc. Sr. Note, 9.25%                         50,000   10/15/2008        50,250
Noveon Inc. Sr. Sub. Note, 11.00% ....................          75,000    2/28/2011        79,500
OM Group Inc. Sr. Sub. Note, 9.25% ...................         350,000   12/15/2011       136,500
Resolution Performance Products LLC Sr. Sub. Note,
  13.50% .............................................         200,000   11/15/2010       212,000
                                                                                      -----------
                                                                                        2,205,500
                                                                                      -----------

COMPUTER TECHNOLOGY 2.2%
Avaya Inc. Conv. Note, 0.00% .........................          75,000   10/31/2021        21,653
Avaya Inc. Sr. Note, 11.125% .........................          75,000    4/01/2009        54,375
British Telecommunications PLC Note, 8.875% ..........          75,000   12/15/2030        90,520
Fairchild Semiconductor Corp. Sr. Sub. Note, 10.50% ..         200,000    2/01/2009       213,000
Flextronics International Ltd. Note, 9.875%                    225,000    7/01/2010       234,000
Hewlett-Packard Co. Global Note, 5.50% ...............          75,000    7/01/2007        77,477
Iron Mountain Inc. Sr. Sub. Note, 8.625% .............         225,000    4/01/2013       234,563
Seagate Technology Holdings LLC Sr. Note, 8.00%+ .....         300,000    5/15/2009       303,000
Telecomunica De Puerto Rico Note, 6.80%                         25,000    5/15/2009        24,535
Xerox Corp. Note, 5.50% ..............................         150,000   11/15/2003       139,500
                                                                                      -----------
                                                                                        1,392,623
                                                                                      -----------
CONSUMER PRODUCTS 2.0%
American Greetings Corp. Sr. Sub. Note, 11.75% .......         150,000    7/15/2008       160,875
Russell Corp. Sr. Note, 9.25%+ .......................         300,000    5/01/2010       309,000
Scotts Co. Sr. Sub. Note, 8.625% .....................         220,000    1/15/2009       228,800
Simmons Co. Sr. Sub. Note, 10.25% ....................         150,000    3/15/2009       159,750
Six Flags Inc. Sr. Note, 8.875% ......................         100,000    2/01/2010        87,500
William Carter Co. Sr. Sub. Note, 10.875%                      300,000    8/15/2011       324,000
                                                                                      -----------
                                                                                        1,269,925
                                                                                      -----------
ENERGY 3.5%
Boston Edison Co. Note, 4.875% .......................          50,000   10/15/2012        48,519
Chesapeake Energy Corp. Sr. Note, 8.125%                       300,000    4/01/2011       306,000
Dominion Resources Inc. Sr. Note, 7.625%                       100,000    7/15/2005       108,016
Dresser Inc. Sr. Note, 9.375% ........................         100,000    4/15/2011        94,000
DTE Energy Co. Note, 6.00% ...........................         125,000    6/01/2004       130,400
Georgia Power Co. Note, 4.875% .......................         100,000    7/15/2007       103,725
Indiana Michigan Power Co. Note, 6.125%                         50,000   12/15/2006        47,525
KeySpan Gas East Corp. Note, 7.875% ..................         100,000    2/01/2010       116,531
Magnum Hunter Resources Inc. Sr. Note, 9.60% .........         100,000    3/15/2012       105,000
Newpark Resources Inc. Sr. Sub. Note, 8.625% .........         185,000   12/15/2007       173,900
Petroleos Mexicanos Inc. Note, 6.50% .................          75,000    2/01/2005        77,625
Plains Exploration & Production Co. Sr. Sub. Note,
  8.75% ..............................................         100,000    7/01/2012       100,000
Pogo Producing Co. Sr. Sub. Note, 8.25% ..............          50,000    4/15/2011        52,250
Pogo Producing Co. Sr. Sub. Note, 8.75% ..............         500,000    5/15/2007       520,000
Progress Energy Inc. Sr. Note, 7.10% .................         100,000    3/01/2011       102,494
XTO Energy Inc. Sr. Note, 7.50% ......................         125,000    4/15/2012       132,500
                                                                                      -----------
                                                                                        2,218,485
                                                                                      -----------
FINANCIAL 12.5%
AIG SunAmerica Global Finance Inc. Sr. Note, 7.60% ...          75,000    6/15/2005        84,214
AIG SunAmerica Global Financing Inc. Sr. Note, 6.90% .          50,000    3/15/2032        54,243
Americredit Automobile Recreation Trust Note, 3.40% ..         150,000    4/13/2009       148,275
Bank America Corp. Sub. Note, 7.40% ..................          50,000    1/15/2011        58,296
BellSouth Capital Funding Corp. Note,
  7.75% ..............................................          25,000    2/15/2010        29,099
Bombardier Capital Inc. Note, 6.125% .................         100,000    6/29/2006        85,150
Caterpillar Financial Asset Trust Note, 4.85% ........         122,298    4/25/2007       125,542
Chase Commercial Mortgage Securities Corp. Note,
  6.025% .............................................         150,640   11/18/2030       161,851
Chase Manhattan Auto Owner Trust Note, 4.17% .........         225,000    9/15/2008       232,094
CIT Group Holdings Inc. Note, 7.625% .................          75,000    8/16/2005        77,914
Citibank Credit Card Issuance Trust Note, 6.65% ......         100,000    5/15/2008       108,567
Citibank Credit Card Issuance Trust Note, 7.05% ......         375,000    9/17/2007       415,050
Citibank Credit Card Issuance Trust Note, 7.45% ......         175,000    9/15/2007       191,231
Citigroup Inc. Sub. Note, 7.25% ......................         250,000   10/01/2010       283,288
Commercial Mortgage Acceptance Corp. Note, 6.23% .....         175,000    7/15/2031       145,207
Conoco Funding Co. Note, 5.45% .......................         100,000   10/15/2006       106,958
Countrywide Home Loan Inc. Note, 5.50%                         150,000    8/01/2006       155,855
Credit Suisse First Boston USA Inc. Note, 5.75% ......          50,000    4/15/2007        51,935
ERAC USA Finance Co. Note, 6.625% ....................         250,000    2/15/2005       261,751
ERAC USA Finance Co. Note, 6.95% .....................          50,000    3/01/2004        52,220
First National Bank Sub. Note, 7.375% ................          25,000    9/15/2006        27,826
Ford Motor Credit Co. Note, 6.875% ...................         100,000    2/01/2006        92,195
Ford Motor Credit Co. Note, 10.25% ...................         225,000   11/01/2009       231,750
General Electric Capital Corp. Note, 5.875%                    225,000    2/15/2012       236,743
General Electric Capital Corp. Note, 5.00%                      50,000    2/15/2007        52,330
General Motors Acceptance Corp. Note, 6.875% .........         150,000    9/15/2011       136,677
General Motors Acceptance Corp. Note, 8.00% ..........         175,000   11/01/2031       156,253
Goldman Sachs Group Inc. Note, 7.625% ................         125,000    8/17/2005       139,591
GSR Mortgage Loan Trust Note, 1.00% ..................         214,812    5/25/2032       218,646
IMPAC CMB Trust 2002-3 Cl. B, 4.01% ..................          72,227   10/25/2002        72,830
J.P. Morgan Commercial Mortgage Finance Corp., 6.18% .         137,052   10/15/2035       147,696
J.P. Morgan Commercial Mortgage Finance Corp., 6.51% .         250,000   10/15/2035       279,584
J.P. Morgan Commercial Mortgage Finance Corp., 7.24% .         150,000    9/15/2029       171,500
LB Commercial Conduit Mortgage Trust
  99-C2, 7.105% ......................................         111,672   10/15/2032       123,086
Lehman Brothers Commercial Conduit Mortgage Trust 01-
  A1, 6.155% .........................................         114,453    7/14/2016       124,287
Lehman Brothers Commercial Conduit Mortgage Trust 01-
  A5, 6.13% ..........................................         475,000   12/15/2030       519,810
MBNA Credit Card Master Trust 01-C, 6.55% ............         300,000   12/15/2008       324,517
Morgan Stanley Capital Inc. 98-A1, 6.19%                        40,583    3/15/2030        43,347
Morgan Stanley Dean Witter Capital 02-A1, 5.38% ......         148,026    1/15/2039       155,983
NationsLink Funding Corp. Note, 7.105% ...............         200,000    8/20/2030       218,611
PSE&G Transition Funding LLC 01-A5, 6.45%                      175,000    3/15/2013       197,456
Salomon Brothers Mortgage Securities Inc. Note, 6.13%+
  ....................................................         250,000    2/18/2034       274,481
Structured Asset Securities Corp. Note, 3.01% ........          75,000   10/25/2002        74,839
Suntrust Banks Inc. Note, 5.05% ......................         125,000    7/01/2007       133,249
Union Planters Bank Inc. Note, 5.125% ................          50,000    6/15/2007        51,589
United States Bancorp Note, 3.95% ....................          50,000    8/23/2007        50,603
Verizon Global Funding Corp. Note, 6.125%                      150,000    6/15/2007       159,507
Washington Mutual Inc. Note, 5.625% ..................         275,000    1/15/2007       289,702
Washington Mutual Mortgage Securities Corp. Note 02-
  A5, 5.60% ..........................................         150,000    4/25/2032       150,821
Washington Mutual Mortgage Securities Corp. Note 02-
  A6, 4.82% ..........................................          75,000   10/25/2032        76,594
Yell Finance BV Sr. Note, 10.75% .....................         235,000    8/01/2011       235,000
                                                                                      -----------
                                                                                        7,995,843
                                                                                      -----------
FOOD & BEVERAGE 4.4%
Agrilink Foods Inc. Sr. Sub. Note, 11.875%                     150,000   11/01/2008       157,500
Archer-Daniels Midland Co. Sr. Note, 5.935% ..........          75,000   10/01/2032        71,697
B&G Foods Inc. Sr. Sub. Note, 9.625% .................          50,000    8/01/2007        51,875
Carrols Corp. Sr. Sub. Note, 9.50% ...................         150,000   12/01/2008       134,250
Coca-Cola Enterprises Inc. Note, 5.25% ...............         150,000    5/15/2007       161,292
Coinmach Corp. Sr. Note, 9.00% .......................         300,000    2/01/2010       309,000
Conagra Inc. Note, 7.50% .............................         125,000    9/15/2005       139,886
Cott Beverages Inc. Sr. Sub. Note, 8.00% .............         400,000   12/15/2011       419,000
Dean Foods Co. Sr. Note, 8.15% .......................         275,000    8/01/2007       281,875
Del Monte Corp. Sr. Sub. Note, 9.25% .................         300,000    5/15/2011       298,500
Dimon Inc. Sr. Note, 9.625% ..........................         150,000   10/15/2011       155,625
Kroger Co. Sr. Note, 8.00% ...........................          75,000    9/15/2029        85,013
Safeway Inc. Note, 3.625% ............................          75,000   11/05/2003        75,674
Tom's Foods Inc. Sr. Note, 10.50% ....................         200,000   11/01/2004       178,250
Tyson Foods Inc. Note, 6.625% ........................         100,000   10/01/2004       105,673
Yum Brands Inc. Sr. Note, 7.70% ......................         150,000    7/01/2012       155,250
                                                                                      -----------
                                                                                        2,780,360
                                                                                      -----------
FOREIGN GOVERNMENT 5.6%
Republic of Bulgaria, 2.69%# .........................         485,000    1/28/2003       441,350
Republic of Chile, 5.625% ............................          75,000    7/23/2007        77,100
Republic of China, 7.30% .............................          25,000   12/15/2008        29,245
Republic of Colombia, 10.00% .........................         275,000    1/23/2012       248,188
Republic of Panama, 5.00%# ...........................         577,772    7/17/2003       499,773
Republic of Peru, 9.125%+ ............................         591,000    2/21/2012       521,557
Republic of Philippines, 8.375% ......................         250,000    3/12/2009       252,188
Republic of South Africa, 9.125% .....................         325,000    5/19/2009       376,187
Republic of Turkey, 12.375% ..........................         200,000    6/15/2009       203,300
Republic of Ukraine, 11.00% ..........................         252,000    3/15/2007       258,300
Russian Federation, 5.00% ............................         175,000    3/31/2030       133,525
Russian Federation, 8.25% ............................         175,000    3/31/2010       185,937
Russian Federation, 8.25%+ ...........................         325,000    3/31/2010       342,875
                                                                                      -----------
                                                                                        3,569,525
                                                                                      -----------
HEALTHCARE 2.8%
Advanced Medical Optics Inc. Sr. Sub. Note, 9.25% ....          50,000    7/15/2010        50,250
Beckman Industries Sr. Note, 7.45% ...................          75,000    3/04/2008        85,008
Concentra Operating Corp. Sr. Sub. Note, 13.00% ......         150,000    8/15/2009       147,000
Coventry Health Care Inc. Sr. Note, 8.125%                     200,000    2/15/2012       207,000
Hanger Orthopedic Group Inc. Sr. Note, 10.375% .......         100,000    2/15/2009       107,000
Kinetic Concepts Inc. Sr. Sub. Note, 9.625%                    350,000   11/01/2007       350,000
Medquest Inc. Sr. Sub. Note, 11.875% .................         150,000    8/15/2012       149,250
Omnicare Inc. Sr. Sub. Note, 8.125% ..................         175,000    3/15/2011       185,500
PacifiCare Health Systems Inc. Sr. Note, 10.75% ......         150,000    6/01/2009       156,000
Select Medical Corp. Sr. Sub. Note, 9.50%                      150,000    6/15/2009       151,500
UnitedHealth Group Inc. Note, 5.20% ..................          75,000    1/17/2007        79,545
Vicar Operating Inc. Sr. Sub. Note, 9.875%                     125,000   12/01/2009       133,750
                                                                                      -----------
                                                                                        1,801,803
                                                                                      -----------
HOMEBUILDERS 0.1%
Associated Materials Inc. Sr. Sub. Note, 9.75% .......          25,000    4/15/2012        26,000
Collins & Aikman Floorcovering Inc. Sr. Sub. Note,
  9.75% ..............................................          75,000    2/15/2010        72,375
                                                                                      -----------
                                                                                           98,375
                                                                                      -----------
HOTELS & LODGING 0.9%
Extended Stay America Inc. Sr. Sub. Note, 9.15% ......         150,000    3/15/2008       141,000
John Q. Hammons Co. Note, 8.875% .....................         300,000    5/15/2012       288,750
Starwood Hotels & Resorts Inc. Sr. Note, 7.875%+ .....         125,000    5/01/2012       119,687
                                                                                      -----------
                                                                                          549,437
                                                                                      -----------
MANUFACTURING 1.5%
AMETEK Inc. Sr. Note, 7.20% ..........................         400,000    7/15/2008       414,096
Cargill Inc. Note, 6.25% .............................         125,000    5/01/2006       137,061
Exelon Corp. Sr. Note, 6.75% .........................          75,000    5/01/2011        79,971
JLG Industries Inc. Sr. Sub. Note, 8.375%                      100,000    6/15/2012        75,000
Manitowoc Inc. Sr. Sub. Note, 10.50% .................          75,000    8/01/2012        74,625
Tyco International Group SA Note, 6.375%                       200,000    2/15/2006       180,000
                                                                                      -----------
                                                                                          960,753
                                                                                      -----------
MEDIA 3.3%
AOL Time Warner Inc. Note, 5.625% ....................          25,000    5/01/2005        24,904
AOL Time Warner Inc. Note, 6.875% ....................          50,000    5/01/2012        49,395
Clear Channel Communications Inc. Sr. Note, 7.25% ....         125,000    9/15/2003       127,414
Deutsche Telekom BV Global Note, 9.25%                          25,000    6/01/2032        29,474
Hollinger International Publishing Inc. Sr. Sub. Note,
  9.25% ..............................................         330,000    2/01/2006       331,650
Hollinger International Publishing Inc. Sr. Sub. Note,
  9.25% ..............................................         170,000    3/15/2007       170,850
Lin Holdings Corp. Sr. Note, 0.00% to
  2/28/2003, 10.00% from 3/01/2003 to maturity .......         150,000    3/01/2008       151,875
Mediacom Broadband LLC Sr. Note, 11.00%                        275,000    7/15/2013       233,750
News America Inc. Sr. Note, 6.625% ...................          50,000    1/09/2008        51,296
Paxson Communications Corp. Sr. Sub. Note 0.00% to 1/
  14/2006, 10.00% from
  1/15/2006 to maturity ..............................         150,000    1/15/2009        73,500
Sinclair Broadcast Group Inc. Sr. Note, 8.00% ........         125,000    3/15/2012       126,563
Sinclair Broadcast Group Inc. Sr. Sub. Note, 8.75% ...         125,000   12/15/2011       131,250
TCI Communications Inc. Note, 7.875% .................          75,000    2/15/2026        75,505
Thomson Corp. Sr. Note, 5.75% ........................         150,000    2/01/2008       160,290
Transwestern Publishing Co. Sr. Sub. Note, 9.625% ....         300,000   11/15/2007       303,375
Viacom Inc. Sr. Note, 6.40% ..........................          75,000    1/30/2006        81,308
                                                                                      -----------
                                                                                        2,122,399
                                                                                      -----------
METALS 0.5%
Century Aluminum Co. Sr. Note, 11.75% ................         250,000    4/15/2008       230,000
Luscar Coal Ltd. Sr. Note, 9.75% .....................         100,000   10/15/2011       105,625
                                                                                      -----------
                                                                                          335,625
                                                                                      -----------

MOBILE COMMUNICATIONS 1.1%
Nextel Communications, Sr. Note, 9.375%                        175,000   11/15/2009       150,063
Rogers Wireless Inc. Sr. Note, 9.625% ................         150,000    5/01/2011       123,750
Royal KPN NV Note, 7.50% .............................          75,000   10/01/2005        81,629
SBC Communications Inc. Note, 5.75% ..................          50,000    5/02/2006        53,526
Triton PCS Inc. Sr. Sub. Note, 9.375% ................         275,000    2/01/2011       202,125
Vodafone AirTouch PLC Note, 7.75% ....................         100,000    2/15/2010       114,286
                                                                                      -----------
                                                                                          725,379
                                                                                      -----------
PAPER & PACKAGING 4.6%
Appleton Papers Inc. Sr. Sub. Note, 12.50%                     350,000   12/15/2008       364,000
Ball Corp. Sr. Note, 7.75% ...........................         375,000    8/01/2006       388,125
Berry Plastics Corp. Sr. Sub. Note, 10.75%                      50,000    7/15/2012        52,000
Fibermark Inc. Sr. Note, 10.75% ......................         150,000    4/15/2011       141,000
Greif Brothers Corp. Sr. Sub. Note, 8.875%                     175,000    8/01/2012       181,125
International Paper Co. Note, 8.00% ..................         100,000    7/08/2003       103,672
International Paper Co. Note, 5.85% ..................          50,000   10/30/2012        50,485
Louisiana Pacific Corp. Sr. Sub. Note, 10.875% .......         200,000   11/15/2008       210,000
MDP Acquisitions PLC Sr. Note, 9.625% ................         200,000   10/01/2012       205,000
Owens-Brockway Glass Container Inc. Sr. Note, 8.875% .         250,000    2/15/2009       256,875
Pliant Corp. Sr. Sub. Note, 13.00% ...................          75,000    6/01/2010        58,500
Pliant Corp. Sr. Sub. Note, 13.00% ...................         225,000    6/01/2010       175,500
Potlatch Corp. Sr. Sub. Note, 10.00% .................         250,000    7/15/2011       273,750
Riverwood International Corp. Sr. Sub. Note, 10.875% .         150,000    4/01/2008       152,250
Silgan Holdings Inc. Sr. Note, 9.00%+ ................         125,000    6/01/2009       130,000
Tekni-Plex Inc. Sr. Sub. Note, 12.75% ................         200,000    6/15/2010       180,000
                                                                                      -----------
                                                                                        2,922,282
                                                                                      -----------
RETAIL 1.9%
Cole National Group Inc. Sr. Sub. Note, 8.875% .......         150,000    5/15/2012       141,000
Levi Strauss & Co. Note, 6.80% .......................         150,000   11/01/2003       145,500
PETCO Animal Supplies Inc. Sr. Sub. Note, 10.75% .....         500,000   11/01/2011       530,000
Saks Inc. Note, 8.25% ................................         100,000   11/15/2008        91,000
Target Corp. Note, 5.875% ............................         100,000    3/01/2012       107,141
Tommy Hilfiger USA Inc. Note, 6.50% ..................         200,000    6/01/2003       199,000
                                                                                      -----------
                                                                                        1,213,641
                                                                                      -----------
REAL ESTATE DEVELOPMENT 2.6%
Beazer Homes USA Inc. Sr. Note, 8.375% ...............         300,000    4/15/2012       305,250
D.R. Horton Inc. Sr. Note, 8.50% .....................         300,000    4/15/2012       294,750
EOP Operating LP Note, 6.80% .........................         125,000    1/15/2009       136,148
ERP Operating LP Note, 6.63% .........................         125,000    4/13/2005       132,313
GGP Mail Properties Trust, 3.10% .....................          73,845    2/15/2014        73,804
Lennar Corp. Sr. Note, 7.625% ........................         150,000    3/01/2009       151,875
Senior Housing Properties Trust Sr. Note, 8.625% .....          75,000    1/15/2012        73,500
Simon Property Group LP Note, 7.375% .................         125,000    1/20/2006       135,513
Technical Olympic USA Inc. Sr. Note, 9.00%+ ..........         150,000    7/01/2010       130,500
Technical Olympic USA Inc. Sr. Note, 10.375%+ ........         150,000    7/01/2012       123,000
Vornado Realty Trust Sr. Note, 5.625% ................         125,000    6/15/2007       127,947
                                                                                      -----------
                                                                                        1,684,600
                                                                                      -----------
SERVICES 4.1%
Airgas Inc. Sr. Sub. Note, 9.125% ....................         300,000   10/01/2011       318,750
Alderwoods Group Inc. Note, 12.25% ...................         400,000    1/02/2009       370,000
Allied Waste North America Inc. Sr. Sub. Note, 10.00%          450,000    8/01/2009       432,000
Joy Global Inc. Sr. Sub. Note, 8.75% .................         350,000    3/15/2012       351,750
Service Corp. Note, 7.20% ............................         195,000    6/01/2006       168,675
Terex Corp. Sr. Sub. Note, 9.25% .....................         425,000    7/15/2011       365,500
Trimas Corp. Sr. Sub. Note, 9.875%+ ..................         300,000    6/15/2012       282,000
United Rentals Inc. Sr. Note, 10.75% .................         335,000    4/15/2008       311,550
                                                                                      -----------
                                                                                        2,600,225
                                                                                      -----------
STEEL 1.2%
Alaska Steel Corp. Sr. Note, 7.75% ...................         300,000    6/15/2012       297,000
Alaska Steel Corp. Sr. Note, 7.875% ..................          25,000    2/15/2009        24,875
Earl M. Jorgensen Co. Sr. Note, 9.75% ................         175,000    6/01/2012       169,750
Oregon Steel Mills Inc. Note, 10.00% .................         150,000    7/15/2009       150,000
United States Steel Corp. Sr. Note, 10.75%                     150,000    8/01/2008       147,750
                                                                                      -----------
                                                                                          789,375
                                                                                      -----------
SUPERMARKETS/DRUG 0.5%
Stater Brothers Holdings Inc. Sr. Note, 10.75% .......         300,000    8/15/2006       306,000

                                                                                      -----------
TRANSPORTATION 2.2%
DaimlerChrysler Corp. Note, 8.50% ....................         200,000    1/18/2031       226,384
Dana Corp. Sr. Note, 9.00% ...........................         350,000    8/15/2011       323,750
Ford Motor Co. Note, 7.45% ...........................         300,000    7/16/2031       229,204
Norfolk Southern Corp. Note, 6.00% ...................          75,000    4/30/2008        81,232
Union Pacific Corp. Note, 7.60% ......................         100,000    5/01/2005       110,336
United Auto Group Inc. Sr. Sub. Note, 9.625%+ ........         125,000    3/15/2012       118,750
Weyerhaeuser Co. Note, 6.00% .........................         300,000    8/01/2006       314,875
                                                                                      -----------
                                                                                        1,404,531
                                                                                      -----------
Total Fixed Income Securities (Cost $56,943,641) ..................................    57,244,066
                                                                                      -----------

-------------------------------------------------------------------------------------------------
                                                                          SHARES
-------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER 0.0%
Micadant PLC Cl. A Com. (acquired 7/11/01,
  cost $0)*@(+) ................................................          46,895              750
Phase Metrics Inc. Com. (acquired 1/23/98,
  cost $466,788)*@(+) ..........................................          33,736            6,747
Primus Telecommunications Group Wts. (acquired
  7/30/97, cost $5,635)*@(+) ...................................             500               58
                                                                                      -----------
Total Common Stocks & Other (Cost $472,423) ....................                            7,555
                                                                                      -----------

COMMERCIAL PAPER 17.3%
American Express Credit Corp., 1.64% .................      $2,316,000   11/01/2002   $ 2,316,000
Caterpillar Financial Services NV, 1.71% .............         961,000   11/12/2002       960,498
Caterpillar Financial Services NV, 1.72% .............       1,173,000   11/25/2002     1,171,655
General Electric Capital Corp., 1.65% ................       1,004,000   11/04/2002     1,003,862
General Electric Capital Corp., 1.75% ................         443,000   11/14/2002       442,720
General Electric Capital Corp., 1.76% ................       1,366,000   11/04/2002     1,365,800
Goldman Sachs Group LP, 1.76% ........................         400,000    1/23/2003       398,377
Goldman Sachs Group LP, 1.78% ........................         658,000    1/07/2003       655,820
Merck & Co. Inc., 1.70% ..............................         469,000   11/14/2002       468,712
Merck & Co. Inc., 1.70% ..............................         209,000   11/15/2002       208,862
Wells Fargo Financial Inc., 1.75% ....................       2,000,000   11/14/2002     1,998,736
                                                                                      -----------
Total Commercial Paper (Cost $10,991,042) .........................................    10,991,042
                                                                                      -----------
Total Investments (Cost $68,407,106) - 107.0% .....................................    68,242,663
Cash and Other Assets, Less Liabilities - (7.0%) ..................................    (4,439,864)
                                                                                      -----------
Net Assets - 100.0% ...............................................................   $63,802,799
                                                                                      ===========

Federal Income Tax Information:

At October 31, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $68,456,618 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
  excess of value over tax cost ...................................................   $ 1,713,124
Aggregate gross unrealized depreciation for all investments in which there is an
  excess of tax cost over value ...................................................    (1,927,079)
                                                                                      -----------
                                                                                      ($  213,955)
                                                                                      ===========

--------------------------------------------------------------------------------
  * Non-income-producing securities.

 ** A portion of this security was pledged and segregated with the custodian to  cover margin requirements for futures contracts at October 31, 2002.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule
    144A securities owned at October 31, 2002, were $3,069,688 and $3,039,225 (4.76% of net assets), respectively.

(+) Security restricted as to public resale. At October 31, 2002, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at October 31, 2002, were $472,423 and $7,555 (0. 01% of net assets), respectively.

  # Interest rates on these floating-rate bonds will reset annually or biannually based on the six-month
    London Interbank Offered Rate (LIBOR) plus 0.8125%.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

  @ Security valued under consistently applied procedures established by the Trustees.

Futures contracts open at October 31, 2002, are as follows:

                                                                                                                     UNREALIZED
                                               NUMBER OF           NOTIONAL                 EXPIRATION              APPRECIATION
TYPE                                           CONTRACTS            AMOUNT                     MONTH               (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds Long                            6            $   600,000               December 2002                $  9,650
2 Year U.S. Treasury Notes Short                   (4)           $  (800,000)              December 2002                  (9,701)
5 Year U.S. Treasury Notes Short                  (19)           $(1,900,000)              December 2002                 (57,846)
10 Year U.S. Treasury Notes Short                  (7)           $  (700,000)              December 2002                 (27,098)
                                                                                                                        --------
                                                                                                                        $(84,995)
                                                                                                                        ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002 (Unaudited)

ASSETS
Investments, at value** (Cost $68,407,106) (Note 1)      $68,242,663
Collateral for securities on loan ..................       8,441,471
Cash ...............................................           1,280
Interest receivable ................................       1,076,215
Receivable for securities sold .....................         655,907
Receivable from Distributor (Note 3) ...............          28,372
Receivable for fund shares sold ....................          17,423
Other assets .......................................          22,560
                                                         -----------
                                                          78,485,891
LIABILITIES
Payable for collateral received on securities loaned       8,441,471
Payable for securities purchased ...................       5,707,134
Payable for fund shares redeemed ...................         139,933
Dividends payable ..................................         121,297
Accrued transfer agent and shareholder services
  (Note 2) .........................................          47,608
Accrued management fee (Note 2) ....................          39,569
Accrued distribution and service fees (Note 4) .....          31,792
Accrued trustees' fees (Note 2) ....................           7,780
Payable for variation margin (Note 1) ..............           6,469
Accrued administration fee (Note 2) ................           5,134
Other accrued expenses .............................         134,905
                                                         -----------
                                                          14,683,092
                                                         -----------
NET ASSETS                                               $63,802,799
                                                         ===========
Net Assets consist of:
  Undistributed net investment income ..............         $67,559
  Unrealized depreciation of investments ...........        (164,443)
  Unrealized depreciation of futures contracts .....         (84,995)
  Accumulated net realized loss ....................     (22,053,002)
  Paid-in capital ..................................      86,037,680
                                                         -----------
                                                         $63,802,799
                                                         ===========
Net Asset Value and redemption price per share of
  Class A shares ($24,866,046 / 4,463,927 shares) ..           $5.57
                                                               =====
Maximum Offering Price per share of Class A shares
  ($5.57 / 0.955) ..................................           $5.83
                                                               =====
Net Asset Value and offering price per share of
  Class B(1) shares ($11,712,109 / 2,113,038
  shares)*..........................................           $5.54
                                                               =====
Net Asset Value and offering price per share of
  Class B shares ($15,425,101 / 2,780,164 shares)*             $5.55
                                                               =====
Net Asset Value and offering price per share of
  Class C shares ($2,521,872 / 454,611 shares)* ....           $5.55
                                                               =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($9,277,671 / 1,667,060 shares) ..................           $5.57
                                                               =====

-----------------------------------------------------------------------------
 * Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
** Includes securities on loan valued at $8,263,097.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 2002 (Unaudited)

INVESTMENT INCOME
Interest ...........................................     $2,291,577
Dividends ..........................................          2,119
                                                         ----------
                                                          2,293,696
EXPENSES
Management fee (Note 2) ............................        240,593
Custodian fee ......................................         85,089
Transfer agent and shareholder services (Note 2) ...         84,581
Administration fee (Note 2) ........................         39,233
Distribution and service fees - Class A (Note 5) ...         37,460
Distribution and service fees - Class B(1) (Note 5)          54,943
Distribution and service fees - Class B (Note 5) ...         82,753
Distribution and service fees - Class C (Note 5) ...         12,013
Reports to shareholders ............................         30,628
Registration fees ..................................         27,968
Legal fees .........................................         13,146
Audit fee ..........................................         12,879
Trustees' fees (Note 2) ............................          6,085
Miscellaneous ......................................          5,938
                                                         ----------
                                                            733,309
Expenses borne by the Distributor (Note 3) .........       (189,751)
Fees paid indirectly (Note 2) ......................         (3,653)
                                                         ----------
                                                            539,905
                                                         ----------
  Net investment income ............................      1,753,791
                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS
Net realized loss on investments (Notes 1 and 3) ...       (607,535)
Net realized loss on futures contracts (Note 1) ....        (94,982)
Net realized gain on foreign currency (Note 1) .....             33
                                                         ----------
    Total net realized loss ........................       (702,484)
                                                         ----------
  Change in unrealized depreciation of investments .       (666,538)
  Change in unrealized depreciation of futures
   contracts .......................................        (94,978)
                                                         ----------
    Total change in unrealized depreciation ........       (761,516)
                                                         ----------
Net loss on investments, foreign currency and
  futures contracts ................................     (1,464,000)
                                                         ----------
  Net increase in net assets resulting from
    operations .....................................     $  289,791
                                                         ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         OCTOBER 31, 2002     YEAR ENDED
                                           (UNAUDITED)      APRIL 30, 2002
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..................  $   1,753,791      $   3,616,342
Net realized loss on investments,
  foreign currency, forward contracts
  and futures contracts ................       (702,484)        (5,770,006)
Change in unrealized appreciation
  (depreciation) of investments, foreign
  currency, forward contracts and
  futures contracts ....................       (761,516)         6,668,745
                                          -------------      -------------
Net increase resulting from operations..        289,791          4,515,081
                                          -------------      -------------
Dividends from net investment income:
    Class A ............................       (690,154)        (1,227,658)
    Class B(1) .........................       (266,637)          (393,000)
    Class B ............................       (401,655)          (911,868)
    Class C ............................        (58,310)          (167,884)
    Class S ............................       (269,476)          (513,427)
                                          -------------      -------------
                                             (1,686,232)        (3,213,837)
                                          -------------      -------------
Net increase (decrease) from fund share
  transactions (Note 7) ................      1,960,791         (1,609,759)
                                          -------------      -------------
Total increase (decrease) in net assets         564,350           (308,515)

NET ASSETS
Beginning of period ....................     63,238,449         63,546,964
                                          -------------      -------------

End of period (including undistributed
  net investment income of $67,559 and
  $0, respectively) ....................  $  63,802,799      $  63,238,449
                                          =============      =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2002

NOTE 1

State Street Research Strategic Income Fund (the "fund") is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Strategic Income Fund, State Street Research Legacy Fund, State Street Research Large-Cap Analyst Fund and State Street Research Concentrated Large-Cap Value Fund.

The investment objective of the fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the fund uses an allocation strategy, investing primarily in three major categories of fixed income securities: investment-grade, lower-quality and foreign securities.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees of 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

As of October 2002, shares of the fund were available only to existing shareholders through reinvestment of dividends and distributions, additional investments, or exchanges. Pending approval by shareholders at a meeting scheduled for March 2003, the fund will merge into the State Street Research High Income Fund, a series of State Street Research Income Trust.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various dealerships among securities in determining value. If not valued by a pricing service, such secuities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount/premium earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for market discount, foreign currency transactions, paydown gains and losses, wash sale deferrals and premium amortization on fixed income securities.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 2002, the fund had a capital loss carryforward of $19,903,552 available, to the extent provided in regulations, to offset future capital gains, if any, of which $3,347,001, $5,252,309, and $11,304,242 expire on April 30, 2008, 2009 and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001, through April 30, 2002, the fund incurred net capital losses of approximately $1,395,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2003.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At October 31, 2002, the value of the securities loaned and the value of collateral were $8,263,097 and $8,441,471 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended October 31, 2002, income from securities lending amounted to $7,703 and is included in interest income.

I. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2002, the fees pursuant to such agreement amounted to $240,593.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), and a subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs. During the six months ended October 31, 2002, the amount of such expenses was $28,704.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended October 31, 2002 the fund's transfer agent fees were reduced by $3,653 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,085 during the six months ended October 31, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended October 31, 2002, the amount of such expenses was $39,233.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended October 31, 2002, the amount of such expenses assumed by the Distributor and its affiliates was $189,751.

NOTE 4

For the six months ended October 31, 2002, purchases and sales of securities, exclusive of short-term obligations, aggregated $52,744,656 and $54,258,701, (including $37,926,828 and $33,142,875 of U.S. government securities), respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2002, fees pursuant to such plans amounted to $37,460, $54,943, $82,753 and $12,013 for Class A, Class B(1), Class B and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2002, there were $330,985, $76,630, and $729,053 for Class A, Class B, Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. earned initial sales charges aggregating $14,097 and $16,547, respectively, on sales of Class A shares of the fund during the six months ended October 31, 2002, and that MetLife Securities, Inc. earned commissions aggregating $61,933 on sales of Class B(1) shares, and that the Distributor collected contingent deferred sales charges aggregating $23,055 and $9,693 on redemptions of Class B(1) and Class B shares, respectively, during the period.

NOTE 6

At a meeting held on October 7, 2002, the Board of Trustees voted that it is in the best interest of the fund's shareholders to merge the fund into State Street Research High Income Fund.

A Special Meeting of Shareholders of the fund has been scheduled for March 7, 2003. At this meeting, shareholders will be asked to consider and approve an Agreement and Plan of Reorganization between the fund and the State Street Research High Income Fund.

If the proposal is approved by the shareholders of the fund, the State
Street Research High Income Fund would acquire substantially all of the assets and liabilities of the fund. As a result of this transaction, shareholders of the fund would receive in exchange for shares of the fund, shares of the corresponding class of the State Street Research High Income Fund with an aggregate value equivalent to the aggregate net asset value of their fund investment at the time of the transaction. The transaction is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from federal income taxes to the shareholders of the fund.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At October 31, 2002, MetLife owned 835,085 Class A shares, 72,359 Class B(1) shares and 1,176,759 Class S shares of the fund.

These transactions break down by share class as follows:

                                                                                  SIX MONTHS ENDED
                                                                                  OCTOBER 31, 2002               YEAR ENDED
                                                                                     (UNAUDITED)               APRIL 30, 2002
                                                                              -------------------------  --------------------------
CLASS A                                                                         SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................   1,208,385    $6,800,858    2,854,040    $16,061,289
Issued upon reinvestment of dividends from net investment income............      80,757       452,026      135,312        757,398
Shares redeemed ............................................................  (1,161,257)   (6,481,993)  (2,608,740)   (14,672,041)
                                                                              ----------    ----------   ----------    -----------
Net increase ...............................................................     127,885    $  770,891      380,612    $ 2,146,646
                                                                              ==========    ==========   ==========    ===========

CLASS B(1)                                                                      SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................     622,109    $3,470,338      612,191     $3,431,227
Issued upon reinvestment of dividends from net investment income ...........      35,956       200,140       48,043        268,791
Shares redeemed ............................................................    (273,708)   (1,504,017)    (273,612)    (1,531,637)
                                                                              ----------    ----------   ----------    -----------
Net increase ...............................................................     384,357    $2,166,461      386,622    $ 2,168,381
                                                                              ==========    ==========   ==========    ===========

CLASS B                                                                         SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................     190,909    $1,063,562      206,900     $1,161,400
Issued upon reinvestment of dividends from net investment income ...........      47,297       263,765      108,465        604,804
Shares redeemed ............................................................    (512,288)   (2,825,411)  (1,025,228)    (5,735,211)
                                                                              ----------    ----------   ----------    -----------
Net decrease ...............................................................    (274,082)  ($1,498,084)    (709,863)   ($3,969,007)
                                                                              ==========    ==========   ==========    ===========

CLASS C                                                                         SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................      95,230      $531,512       36,589       $204,898
Issued upon reinvestment of dividends from net investment income ...........       6,436        35,881       10,875         60,284
Shares redeemed ............................................................     (65,801)     (361,606)    (426,055)    (2,382,390)
                                                                              ----------    ----------   ----------    -----------
Net increase (decrease) ....................................................      35,865    $  205,787     (378,591)   ($2,117,208)
                                                                              ==========    ==========   ==========    ===========

CLASS S                                                                         SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ................................................................      52,738      $295,255       46,576       $260,594
Issued upon reinvestment of dividends from net investment income ...........      13,097        73,248       23,589        131,460
Shares redeemed ............................................................     (12,472)      (52,767)     (41,002)      (230,625)
                                                                              ----------    ----------   ----------    -----------
Net increase ...............................................................      53,363    $  315,736       29,163    $   161,429
                                                                              ==========    ==========   ==========    ===========

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                           CLASS A
                                                             ----------------------------------------------------------------------
                                                               SIX MONTHS ENDED                 YEARS ENDED APRIL 30
                                                               OCTOBER 31, 2002  --------------------------------------------------
                                                                (UNAUDITED)(a)   2002(a)(f)  2001(a)  2000(a)    1999(a)  1998(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                              5.68        5.56        6.25     6.88       7.33     7.06
                                                                      ----        ----        ----     ----       ----     ----
  Net investment income ($)*                                          0.16        0.34        0.42     0.47       0.52     0.55
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and future contracts ($)             (0.11)       0.08       (0.67)   (0.62)     (0.30)    0.38
                                                                      ----        ----        ----     ----       ----     ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                  0.05        0.42       (0.25)   (0.15)      0.22     0.93
                                                                      ----        ----        ----     ----       ----     ----
  Dividends from net investment income ($)                           (0.16)      (0.30)      (0.44)   (0.48)     (0.56)   (0.55)
  Distributions from capital gains ($)                                 --          --          --       --       (0.11)   (0.11)
                                                                      ----        ----        ----     ----       ----     ----
TOTAL DISTRIBUTIONS ($)                                              (0.16)      (0.30)      (0.44)   (0.48)     (0.67)   (0.66)
                                                                      ----        ----        ----     ----       ----     ----
NET ASSET VALUE, END OF PERIOD ($)                                    5.57        5.68        5.56     6.25       6.88     7.33
                                                                      ====        ====        ====     ====       ====     ====
Total return(b) (%)                                                   0.83(d)     7.82       (4.01)   (2.16)      3.10    13.70
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                           24,866      24,640      22,001   28,234     36,227   41,348
Expense ratio (%)*                                                    1.41(e)     1.48        1.92     1.59       1.36     1.35
Expense ratio after expense reductions (%)*                           1.40(e)     1.47        1.90     1.58       1.35     1.35
Ratio of net investment income to average net assets (%)*             5.75(e)     6.08        7.07     7.30       7.36     7.51
Portfolio turnover rate (%)                                          87.38      163.93      132.15   164.29     169.92   179.82
*Reflects voluntary reduction of expenses of these amounts
 Note 3) (%)                                                          0.59(e)     0.64         --       --        0.08     0.11

                                                                                          CLASS B(1)
                                                            -----------------------------------------------------------------------
                                                              SIX MONTHS ENDED                  YEARS ENDED APRIL 30
                                                              OCTOBER 31, 2002   --------------------------------------------------
                                                               (UNAUDITED)(a)    2002(a)(f)  2001(a)  2000(a)  1999(a)(c)
                                                            -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 5.66         5.54        6.23       6.87         6.91
                                                                         ----         ----        ----       ----         ----
  Net investment income ($)*                                             0.14         0.30        0.37       0.43         0.12
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and future contracts ($)                (0.12)        0.09      (0.66)      (0.64)        0.00
                                                                         ----         ----        ----       ----         ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                     0.02         0.39       (0.29)     (0.21)        0.12
                                                                         ----         ----        ----       ----         ----
  Dividends from net investment income ($)                              (0.14)       (0.27)      (0.40)     (0.43)       (0.16)
                                                                         ----         ----        ----       ----         ----
TOTAL DISTRIBUTIONS ($)                                                 (0.14)       (0.27)      (0.40)     (0.43)       (0.16)
                                                                         ----         ----        ----       ----         ----
NET ASSET VALUE, END OF PERIOD ($)                                       5.54         5.66        5.54       6.23         6.87
                                                                         ====         ====        ====       ====         ====
Total return(b) (%)                                                      0.30(d)      7.16       (4.69)     (3.04)        1.71(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                              11,712        9,777       7,439      7,303        3,726
Expense ratio (%)*                                                       2.11(e)      2.18        2.62       2.34         2.11(e)
Expense ratio after expense reductions (%)*                              2.10(e)      2.17        2.60       2.33         2.10(e)
Ratio of net investment income to average net assets (%)*                5.04(e)      5.38        6.36       6.60         6.54(e)
Portfolio turnover rate (%)                                             87.38       163.93      132.15     164.29       169.92
*Reflects voluntary reduction of expenses of these amounts
 (Note 3)(%)                                                             0.59(e)      0.65         --         --          0.08(e)
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.
(f) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing premium on all fixed income securities. The effect of this change for the year ended April 30, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.30%. The financial highlights for periods prior to May 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED APRIL 30
                                                           OCTOBER 31, 2002   -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)   2001(a)   2000(a)   1999(a)  1998(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                           5.66        5.55         6.24      6.87      7.31      7.05
                                                                   ----        ----         ----      ----      ----      ----
  Net investment income ($)*                                       0.14        0.30         0.38      0.43      0.47      0.49
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future contracts
    ($)                                                           (0.11)       0.08       (0.67)     (0.63)    (0.30)     0.38
                                                                   ----        ----         ----      ----      ----      ----
TOTAL FROM INVESTMENT OPERATIONS ($)                               0.03        0.38        (0.29)    (0.20)     0.17      0.87
                                                                   ----        ----         ----      ----      ----      ----
  Dividends from net investment income ($)                        (0.14)      (0.27)       (0.40)    (0.43)    (0.50)    (0.50)
  Distributions from capital gains ($)                              --          --           --        --      (0.11)    (0.11)
                                                                   ----        ----         ----      ----      ----      ----
TOTAL DISTRIBUTIONS ($)                                           (0.14)      (0.27)       (0.40)    (0.43)    (0.61)    (0.61)
                                                                   ----        ----         ----      ----      ----      ----
NET ASSET VALUE, END OF PERIOD ($)                                 5.55        5.66         5.55      6.24      6.87      7.31
                                                                   ====        ====         ====      ====      ====      ====
Total return(b) (%)                                                0.48(d)     6.96        (4.67)    (2.89)     2.49     12.74
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                        15,425      17,289       20,877    30,417    44,110    37,432
Expense ratio (%)*                                                 2.11(e)     2.18         2.62      2.34      2.11      2.10
Expense ratio after expense reductions (%)*                        2.10(e)     2.17         2.60      2.33      2.10      2.10
Ratio of net investment income to average net assets (%)*          5.06(e)     5.38         6.39      6.54      6.63      6.77
Portfolio turnover rate (%)                                       87.38      163.93       132.15    164.29    169.92    179.82
*Reflects voluntary reduction of expenses of these amounts
(Note 3) (%)                                                       0.59(e)     0.62          --        --       0.08      0.11

                                                                                          CLASS C
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED APRIL 30
                                                           OCTOBER 31, 2002   -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)   2001(a)   2000(a)   1999(a)  1998(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD ($)                           5.66         5.55        6.24      6.87      7.31       7.05
                                                                   ----         ----        ----      ----      ----       ----
  Net investment income ($)*                                       0.14         0.31        0.38      0.43      0.46       0.49
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future contracts
    ($)                                                           (0.11)        0.07       (0.67)    (0.63)    (0.29)      0.38
                                                                   ----         ----        ----      ----      ----       ----
TOTAL FROM INVESTMENT OPERATIONS ($)                               0.03         0.38       (0.29)    (0.20)     0.17       0.87
                                                                   ----         ----        ----      ----      ----       ----
  Dividends from net investment income ($)                        (0.14)       (0.27)      (0.40)    (0.43)    (0.50)     (0.50)
  Distributions from capital gains ($)                              --           --          --        --      (0.11)     (0.11)
                                                                   ----         ----        ----      ----      ----       ----
TOTAL DISTRIBUTIONS ($)                                           (0.14)       (0.27)      (0.40)    (0.43)    (0.61)     (0.61)
                                                                   ----         ----        ----      ----      ----       ----
NET ASSET VALUE, END OF PERIOD ($)                                 5.55         5.66        5.55      6.24      6.87       7.31
                                                                   ====         ====        ====      ====      ====       ====
Total return(b) (%)                                                0.48(d)      6.96       (4.67)    (2.89)     2.49      12.74
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                                                   2,522        2,370       4,422     7,887    15,949     13,243
Expense ratio (%)*                                                 2.11(e)      2.18        2.62      2.34      2.11       2.10
Expense ratio after expense reductions (%)*                        2.10(e)      2.17        2.60      2.33      2.10       2.10
Ratio of net investment income to average net assets (%)*          5.05(e)      5.39        6.42      6.52      6.62       6.77
Portfolio turnover rate (%)                                       87.38       163.93      132.15    164.29    169.92     179.82
*Reflects voluntary reduction of expenses of these amounts
 (Note 3) (%)                                                      0.59(e)      0.61         --        --       0.08       0.11
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.
(f) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing premium on all fixed income securities. The effect of this change for the year ended April 30, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.30%. The financial highlights for periods prior to May 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                          CLASS S
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED APRIL 30
                                                           OCTOBER 31, 2002   -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)   2001(a)   2000(a)   1999(a)  1998(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                           5.68        5.56         6.25      6.89      7.33       7.06
                                                                   ----        ----         ----      ----      ----       ----
  Net investment income ($)*                                       0.16        0.36         0.43      0.49      0.54       0.57
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future contracts
    ($)                                                           (0.11)       0.08        (0.66)    (0.63)    (0.30)      0.38
                                                                   ----        ----         ----      ----      ----       ----
TOTAL FROM INVESTMENT OPERATIONS ($)                               0.05        0.44        (0.23)    (0.14)     0.24       0.95
                                                                   ----        ----         ----      ----      ----       ----
  Dividends from net investment income ($)                        (0.16)      (0.32)       (0.46)    (0.50)    (0.57)     (0.57)
  Distributions from capital gains ($)                              --          --           --        --      (0.11)     (0.11)
                                                                   ----        ----         ----      ----      ----       ----
TOTAL DISTRIBUTIONS ($)                                           (0.16)      (0.32)       (0.46)    (0.50)    (0.68)     (0.68)
                                                                   ----        ----         ----      ----      ----       ----
NET ASSET VALUE, END OF PERIOD ($)                                 5.57        5.68         5.56      6.25      6.89       7.33
                                                                   ====        ====         ====      ====      ====       ====
Total return(b) (%)                                                0.98        8.12        (3.72)    (2.06)     3.51      13.99
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                         9,278       9,162        8,808     9,437    11,679     11,675
Expense ratio (%)*                                                 1.11        1.18         1.62      1.34      1.11       1.10
Expense ratio after expense reductions (%)*                        1.10        1.17         1.60      1.33      1.10       1.10
Ratio of net investment income to average net assets (%)*          6.05        6.38         7.37      7.55      7.62       7.74
Portfolio turnover rate (%)                                       87.38      163.93       132.15    164.29    169.92     179.82
*Reflects voluntary reduction of expenses of these amounts
(Note 3) (%)                                                       0.59        0.64          --        --       0.08       0.11
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.
(f) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing premium on all fixed income securities. The effect of this change for the year ended April 30, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.30%. The financial highlights for periods prior to May 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH SECURITIES TRUST

                                                                                NUMBER OF
                                   TERM OF                                        FUNDS
                                    OFFICE                                       IN FUND
                                     AND                                         COMPLEX
                      POSITION(s)  LENGTH OF                                   OVERSEEN BY
NAME, ADDRESS AND        HELD        TIME           PRINCIPAL OCCUPATION          TRUSTEE/            OTHER DIRECTORSHIPS
AGE(a)                 WITH FUND   SERVED(b)       DURING PAST 5 YEARS           OFFICER(c)       HELD BY TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the     25          Ceridian Corporation
(56)                                 1999     Board, Chief Executive Officer
                                              and President, PictureTel
                                              Corporation (video conferencing
                                              systems)

-----------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice         45          Metropolitan Series Fund, Inc.(d)
(65)                                 1997     President for Finance and
                                              Operations and Treasurer, The
                                              Pennsylvania State University

-----------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice      45          The Clorox Company; KLA-Tencor
(70)                                 1994     President, Chief Operating                        Corporation; BEA Systems, Inc.;
                                              Officer and Director,                             Cepheid; Pharsight Corporation; and
                                              Hewlett-Packard Company (computer                 Metropolitan Series Fund, Inc.(d)
                                              manufacturer)

-----------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and          25          None
(57)                                 1999     Public Management, George
                                              Washington University; formerly a
                                              member of the Board of Governors
                                              of the Federal Reserve System;
                                              and Chairman and Commissioner of
                                              the Commodity Futures Trading
                                              Commission

-----------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments       45          A.P. Pharma, Inc.; and Metropolitan
(64)                                 1994     Ltd. (investments); formerly                      Series Fund, Inc.(d)
                                              President, The Glen Ellen Company
                                              (private investment firm)
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of         45          Metropolitan Series Fund, Inc.(d)
MORTON                               1994     Management, Sloan School of
(65)                                          Management, Massachusetts
                                              Institute of Technology

-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner,           25          SEI Investments Funds (consisting
(71)                                 2002     Dechert (law firm)                                of 104 portfolios); andThe
                                                                                                Massachusetts Health & Education
                                                                                                Tax-Exempt Trust

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
RICHARD S. DAVIS(+)     Trustee      Since    Chairman of the Board, President      25          None
(57)                                 2000     and Chief Executive Officer of
                                              State Street Research &
                                              Management Company; formerly
                                              Senior Vice President, Fixed
                                              Income Investments, Metropolitan
                                              Life Insurance Company; and
                                              Managing Director, J.P. Morgan
                                              Investment Management

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
MAUREEN G. DEPP          Vice        Since    Managing Director of State Street      8          None
(48)                   President     2000     Research & Management Company;
                                              formerly Senior Vice President
                                              and Vice President, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
DONALD G. DEVEUVE        Vice        Since    Senior Vice President of State        10          None
(45)                   President     2001     Street Research & Management
                                              Company; formerly Vice President,
                                              State Street Research &
                                              Management Company

-----------------------------------------------------------------------------------------------------------------------------------
ROSALINA FELICIANO       Vice        Since    Senior Vice President of State        10          None
(38)                   President     2001     Street Research & Management
                                              Company; formerly Vice President,
                                              State Street Research &
                                              Management Company

-----------------------------------------------------------------------------------------------------------------------------------
C. KIM GOODWIN           Vice        Since    Managing Director and Chief           23          None
(43)                   President     2002     Investment Officer- Equities of
                                              State Street Research &
                                              Management Company; formerly
                                              Chief Investment Officer-U.S.
                                              Growth Equities, American
                                              Century; and Senior Vice
                                              President and porfolio manager,
                                              Putnam Investments

-----------------------------------------------------------------------------------------------------------------------------------
JOHN H. KALLIS           Vice        Since    Senior Vice President of State        11          None
(61)                   President     1994     Street Research & Management
                                              Company

-----------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief              25          None
(47)                   President     2001     Financial Officer and Director of
                                              State Street Research &
                                              Management Company; formerly
                                              Executive Vice President, State
                                              Street Research & Management
                                              Company; and Senior Vice
                                              President, Product and Financial
                                              Management, MetLife Auto & Home

-----------------------------------------------------------------------------------------------------------------------------------
DAN R. STRELOW           Vice        Since    Managing Director of State Street     15          None
(43)                   President     2002     Research & Management Company;
                                              formerly Executive Vice President
                                              and Senior Vice President, State
                                              Street Research & Management
                                              Company

-----------------------------------------------------------------------------------------------------------------------------------
ELIZABETH MCCOMBS        Vice        Since    Managing Director of State Street      8          None
WESTVOLD               President     1996     Research & Management Company;
(42)                                          formerly Senior Vice President,
                                              State Street Research &
                                              Management Company

-----------------------------------------------------------------------------------------------------------------------------------
KENNARD                  Vice        Since    Senior Vice President of State         9          None
WOODWORTH, JR.         President     1997     Street Research & Management
(64)                                          Company

-----------------------------------------------------------------------------------------------------------------------------------
PETER ZUGER              Vice        Since    Managing Director of State Street      7          None
(54)                   President     2001     Research & Management Company;
                                              formerly Senior Vice President,
                                              State Street Research &
                                              Management Company; and portfolio
                                              manager and Vice President,
                                              American Century Investment
                                              Management Company

-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and             25          None
(45)                                 2001     Treasurer of State Street
                                              Research & Management Company;
                                              formerly Vice President and
                                              Assistant Treasurer, State Street
                                              Research & Management Company

-----------------------------------------------------------------------------------------------------------------------------------
FRANCIS J. MCNAMARA,   Secretary     Since    Managing Director, General            25          None
III                                  1995     Counsel and Secretary of State
(47)                                          Street Research & Management
                                              Company; formerly Executive Vice
                                              President, State Street Research
                                              & Management Company

-----------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the
    Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                               -----------------
STATE STREET RESEARCH STRATEGIC INCOME FUND                        PRSRT STD
One Financial Center                                             U.S. POSTAGE
Boston, MA 02111-2690                                                PAID
                                                                   PERMIT #6
                                                                  HUDSON, MA
                                                               -----------------

QUESTIONS? COMMENTS?

E-MAIL us at:
        info@ssrfunds.com
Visit us at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Income Fund prospectus.

When used after December 31, 2002, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.


CONTROL NUMBER: (exp1203)SSR-LD                                    SI-2854-1202

[LOGO] STATE STREET RESEARCH

Large-Cap Analyst Fund
--------------------------------------------------------------------------------
               [GRAPHIC]
               Semiannual Report to Shareholders
               October 31, 2002
In This Report
                                   Investment Update


                                   [GRAPHIC]

                                      plus
                                        A Review of Fund Performance,
                                        Key Facts and Financial Statements

Contents

2  6-Month Review
   A look at the fund and its market environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

>From the Chairman

Investor Confidence
is the bedrock of the financial markets, and it has been shaken over the past year by national tragedy, economic uncertainty and corporate scandal. At State Street Research, we have managed investments through other such difficult times. We are confident that the U.S. financial markets are as strong as the companies, the institutions and the workers that comprise them. Although we can neither predict nor control the markets, we will continue to rely on our experience and our research expertise, because it is the way we think that sets us apart.

[Photo of Richard S. Davis]
Richard S. Davis

In the report that follows, your portfolio manager talks in more detail about the reasons for the fund's performance in a period of uncertainty and where she sees opportunity for the period ahead. We look forward to continuing to help you reach your long-term financial goals.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
October 31, 2002

[GRAPHIC]

6-Month Review

                            How State Street Research
                        Large-Cap Analyst Fund Performed

State Street Research Large-Cap Analyst Fund returned -18.72% for the 6 months ended October 31, 2002, as growth stocks continued to struggle amid ongoing economic uncertainty and fears of war with Iraq.(1) The fund underperformed both the Russell 1000(R) Index, which returned -17.39%, and the Lipper Large-Cap Core Funds Average, which was -17.62% for the period.(2,3)

Reasons for the Fund's Performance

Weak stock selection in the healthcare and financial services sectors was the primary reason for the fund's underperformance relative to its benchmark. In financial services, our lack of exposure to non-New York banks, which were strong performers, detracted from relative returns. In healthcare, generic pharmaceutical maker Andrx fell after company officials admitted to accounting irregularities and regulatory restrictions prevented the company from marketing its generic version of heartburn drug Prilosec. We reduced our position.

Our emphasis on casinos and gambling had a positive impact on the fund. International Game Technology, which controls approximately 70% of the U.S. slot machine market, helped relative performance. The company benefited from strong earnings and its acquisition of Anchor Gaming. We trimmed our position to take profits.

Looking Ahead

Although we expect lackluster economic growth into 2003, we do not anticipate a return to recession. Our strategy remains unchanged: We use a bottom-up, sector-neutral strategy to select stocks that we feel have the potential to outperform over the long term.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

    -18.72% [DOWN ARROW]

"We continue to use a bottom-up, sector-neutral strategy to target potential long-term outperformers."

[Photo of Maureen Depp]

Maureen Depp
Portfolio Manager,
State Street Research
Large-Cap Analyst Fund

Russell 1000 Index(2)

     -17.39% [DOWN ARROW]

2 State Street Research Large-Cap Analyst Fund

The Fund at a Glance as of 10/31/02

State Street Research Large-Cap Analyst Fund: A growth fund emphasizing stock selection within a defined sector mix.

Hits & Misses

[GRAPHIC]
Paccar

Truck part manufacturer Paccar appreciated as a result of stronger-than-expected financial results and its announcement of plans for a share buy-back program. We trimmed our position to take profits.

[GRAPHIC]
Capital One Financial

The share price of Capital One Financial, a leading credit card issuer, fell after regulators questioned the adequacy of the company's loan loss reserves given the current economic climate. We sold our position.

                         Total Net Assets: $46 million
--------------------------------------------------------------------------------

Top 10 Holdings

         Issuer/Security           % of fund assets

 1       Microsoft                             4.1%
 2       General Electric                      2.9%
 3       Citigroup                             2.9%
 4       Intel                                 2.6%
 5       ExxonMobil                            2.6%
 6       Procter & Gamble                      2.4%
 7       USA Interactive                       2.3%
 8       Wal-Mart Stores                       2.2%
 9       Wells Fargo                           1.8%
10       Comcast                               1.7%

         Total                                25.5%

See page 7 for more detail.

Performance

Fund average annual total return as of 10/31/02 (4,6)
(does not reflect sales charge)

                                                                   Life of Fund
Share Class                           1 Year         3 Years         (3/11/98)
================================================================================
Class A                              -18.64%         -10.09%          -1.87%
--------------------------------------------------------------------------------
Class B(1)                           -19.29%         -10.77%          -2.61%
--------------------------------------------------------------------------------
Class B                              -19.27%         -10.73%          -2.59%
--------------------------------------------------------------------------------
Class C                              -19.27%         -10.76%          -2.59%
--------------------------------------------------------------------------------
Class S                              -18.45%          -9.86%          -1.62%
--------------------------------------------------------------------------------

Fund average annual total return as of 9/30/02 (4,5,6)
(at maximum applicable sales charge)

                                                                   Life of Fund
Share Class                           1 Year         3 Years         (3/11/98)
================================================================================
Class A                              -26.40%         -11.79%          -4.95%
--------------------------------------------------------------------------------
Class B(1)                           -26.33%         -11.50%          -4.82%
--------------------------------------------------------------------------------
Class B                              -26.31%         -11.48%          -4.79%
--------------------------------------------------------------------------------
Class C                              -23.20%         -10.66%          -4.41%
--------------------------------------------------------------------------------
Class S                              -21.71%          -9.79%          -3.46%
--------------------------------------------------------------------------------

Top 5 Industries
--------------------------------------------------------------------------------
% of fund assets

[THE FOLLOWING DATA WAS REPRESENTED AS BAR CHARTS IN THE PRINTED MATERIAL]

October 31, 2002

Drugs & Biotechnology                            10.3%
Miscellaneous Financial                           8.6%
Retail                                            7.7%
Banks & Savings & Loan                            6.3%
Insurance                                         5.9%

April 30, 2002

Drugs & Biotechnology                            13.0%
Insurance                                         8.2%
Miscellaneous Financial                           7.7%
Retail                                            6.7%
Computer Software                                 4.7%

Ticker Symbols
--------------------------------------------------------------------------------
State Street Research Large-Cap Analyst Fund
Class A: SGASX  Class B(1): SGLPX  Class B: SGBLX  Class C: SANCX Class S: SSANX

--------------------------------------------------------------------------------
(1)   Does not reflect sales charge.

(2) The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000(R) Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.

4 State Street Research Large-Cap Analyst Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Analyst Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank & Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank & Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of net assets in large-cap stocks and convertible securities of U.S. and foreign companies. The fund considers large-cap companies to be those with market capitalization within the range of the Russell 1000 Index (an index of the 1,000 largest publicly traded U.S. companies) and of other U.S. and foreign companies of comparable size.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From May 1, 2002 to August 31, 2002, Class B shares paid annual service and distribution fees of 1.00%. Effective September 1, 2002, the annual service and distribution fees paid by Class B shares were voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sales deferrals. The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.

6 State Street Research Large-Cap Analyst Fund

Portfolio Holdings
--------------------------------------------------------------------------------

October 31, 2002  (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

      Issuer                                                 Shares        Value
      --------------------------------------------------------------------------

      Common Stocks 98.1% of net assets

      Automobiles & Transportation 1.3% of net assets
      --------------------------------------------------------------------------
      Automotive Parts 1.3%
      Paccar Inc.                                    13,700            $604,444
                                                                    -----------
      Total Automobiles & Transportation                                604,444
                                                                   ------------

      Consumer Discretionary 13.4% of net assets
      --------------------------------------------------------------------------
      Casinos/Gambling, Hotel/Motel 1.1%
      International Game Technology Inc.*             6,500             488,865
                                                                   ------------

      Commercial Services 0.6%
      Cendant Corp.*                                 23,800             273,700
                                                                   ------------

      Communications, Media & Entertainment 2 6%
      Univision Communications Inc. Cl. A*           15,900             411,969
      Viacom Inc. Cl. B*                              8,400             374,724
      Walt Disney Co.                                25,000             417,500
                                                                   ------------
                                                                      1,204,193
                                                                   ------------

      Restaurants 1.4%
      Darden Restaurants Inc.                         9,400             178,412
      Starbucks Corp.*                               19,800             472,032
                                                                   ------------
                                                                        650,444
                                                                   ------------

      Retail 7.7%
      Home Depot Inc.                                16,500             476,520
      Kohl's Corp.*                                  10,000             584,500
      Lowes Companies Inc.                            5,000             208,650
      Talbots Inc.                                    7,400             205,128
(7)   USA Interactive*                               41,000           1,036,890
(8)   Wal-Mart Stores Inc.                           18,800           1,006,740
                                                                   ------------
                                                                      3,518,428
                                                                   ------------
      Total Consumer Discretionary                                    6,135,630
                                                                   ------------

      Consumer Staples 7.5% of net assets
      --------------------------------------------------------------------------
      Beverages 3.3%
      Coca-Cola Co.                                  11,500             534,520
      Pepsi Bottling Group Inc.                      18,100             487,795
      PepsiCo Inc.                                   11,300             498,330
                                                                   ------------
                                                                      1,520,645
                                                                   ------------

      Drug & Grocery Store Chains 1.1%
      Kroger Co.*                                    15,100             224,084
      Whole Foods Market Inc.*                        5,700             265,928
                                                                   ------------
                                                                        490,012
                                                                   ------------

      Foods 0.7%
      Kraft Foods Inc. Cl. A                          7,600             300,200
                                                                   ------------

      Household Products 2.4%
(6)   Procter & Gamble Co.                           12,500           1,105,625
                                                                   ------------
      Total Consumer Staples                                          3,416,482
                                                                   ------------

The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
October 31, 2002

      Issuer                                         Shares               Value
      -------------------------------------------------------------------------

      Financial Services 22.9% of net assets
      -------------------------------------------------------------------------
      Banks & Savings & Loan 6.3%
      Bank of America Corp.                           8,500            $593,300
      Bank of New York Co., Inc.                      9,900             257,400
      Bank One Corp.                                  7,200             277,704
      J.P. Morgan Chase & Co.                        19,470             404,003
      US Bancorp                                     10,600             223,554
      Wachovia Corp.                                  9,700             337,463
(9)   Wells Fargo & Co.                              16,100             812,567
                                                                   ------------
                                                                      2,905,991
                                                                   ------------

      Financial Data Processing Services & Systems 1.1%
      First Data Corp.                               13,900             485,666
                                                                   ------------

      Insurance 5.9%
      ACE Limited                                    14,600             448,950
      American International Group Inc.              11,000             688,050
      Hartford Financial Services Group, Inc.        14,400             568,800
      Travelers Property Casualty Corp.*             17,160             232,003
      XL Capital Ltd. Cl. A                           9,953             757,921
                                                                   ------------
                                                                      2,695,724
                                                                   ------------

      Miscellaneous Financial 8.6%
      American Express Co.                           19,600             712,852
(3)   Citigroup, Inc.                                35,600           1,315,420
      Federal Home Loan Mortgage Corp.                7,200             443,376
      Federal National Mortgage Association           6,400             427,904
      MBNA Corp.                                     24,100             489,471
      Morgan Stanley Dean Witter & Co.               13,700             533,204
                                                                   ------------
                                                                      3,922,227
                                                                   ------------

      Securities Brokerage & Services 1.0%
      Lehman Brothers Holdings Inc.                   8,900             474,103
                                                                   ------------
      Total Financial Services                                       10,483,711
                                                                   ------------

      Healthcare 14.4% of net assets
      -------------------------------------------------------------------------
      Drugs & Biotechnology 10.3%
      Altana AG#*                                     4,900             235,445
      Amgen Inc.*                                    16,300             758,928
      Andrx Corp.*                                   17,300             267,285
      Biogen Inc.*                                   11,400             418,266
      Bristol-Myers Squibb Co.                        9,800             241,178
      King Pharmaceuticals Inc.*                     11,900             182,665
      Novartis AG#                                   13,600             515,984
      Pfizer Inc.                                    19,550             621,103
      Pharmacia Corp.                                12,925             555,775
      Schering-Plough Inc.                           34,840             743,834
      Wyeth Corp.                                     5,200             174,200
                                                                   ------------
                                                                      4,714,663
                                                                   ------------

      Healthcare Facilities 0.7%
      HCA Inc.                                        7,100            $308,779
                                                                   ------------

      Healthcare Services 1.6%
      Anthem Inc.*                                    8,000             504,000
      Caremark Rx Inc.*                              12,900             228,330
                                                                   ------------
                                                                        732,330
                                                                   ------------

      Hospital Supply 1.8%
      Boston Scientific Corp.*                       12,100             455,323
      Medtronic Inc.                                  8,600             385,280
                                                                   ------------
                                                                        840,603
                                                                   ------------
      Total Healthcare                                                6,596,375
                                                                   ------------

      Integrated Oils 4.8% of net assets
      -------------------------------------------------------------------------
      Integrated International 4.8%
      BP PLC#                                        13,700             526,765
(5)   ExxonMobil Corp.                               35,100           1,181,466
      Total Fina SA#                                  7,100             482,942
                                                                   ------------
      Total Integrated Oils                                           2,191,173
                                                                   ------------

      Materials & Processing 2.8% of net assets
      -------------------------------------------------------------------------
      Chemicals 1.6%
      Air Products & Chemicals Inc.                  11,600             512,720
      Dow Chemical Co.                                8,600             223,514
                                                                   ------------
                                                                        736,234
                                                                   ------------

      Paper & Forest Products 1.2%
      International Paper Co.                        15,600             544,908
                                                                   ------------
      Total Materials & Processing                                    1,281,142
                                                                   ------------
      Other 4.9% of net assets
      -------------------------------------------------------------------------
      Miscellaneous 1.5%
      Standard & Poor's Depositary Receipt            7,800             690,456
                                                                   ------------

      Multi-Sector 3.4%
(2)   General Electric Co.                           52,700           1,330,675
      Textron Inc.                                    5,800             237,800
                                                                   ------------
                                                                      1,568,475
                                                                   ------------
      Total Other                                                     2,258,931
                                                                   ------------

      Other Energy 1.5% of net assets
      -------------------------------------------------------------------------
      Oil & Gas Producers 1.5%
      Burlington Resources Inc.                      16,300             671,560
                                                                   ------------
      Total Other Energy                                                671,560
                                                                   ------------

      Producer Durables 4.3% of net assets
      -------------------------------------------------------------------------
      Aerospace 1.7%
      United Technologies Corp.                      12,400             764,708
                                                                   ------------

      Electrical Equipment & Components 1.3%
      Emerson Electric Co.                           12,300             592,614
                                                                   ------------

The text and notes are an integral part of the financial statements.


8 State Street Research Large-Cap Analyst Fund

      Issuer                                         Shares             Value
      -----------------------------------------------------------------------

      Machinery 1.3%
      Deere & Co.                                    13,000          $603,070
                                                                 ------------
      Total Producer Durables                                       1,960,392
                                                                 ------------

      Technology 12.6% of net assets
      -----------------------------------------------------------------------
      Communications Technology 0.8%
      Cisco Systems Inc.*                            34,800           389,064
                                                                 ------------

      Computer Software 4.7%
(1)   Microsoft Corp.*                               34,700         1,855,409
      PeopleSoft Inc.*                               16,100           291,410
                                                                 ------------
                                                                    2,146,819
                                                                 ------------

      Computer Technology 3.9%
      Dell Computer Corp.*                           27,800           795,358
      Hewlett-Packard Co.                            45,955           726,089
      IBM Corp.                                       3,100           244,714
                                                                 ------------
                                                                    1,766,161
                                                                 ------------

      Electronics: Semiconductors/Components 3.2%
      Analog Devices Inc.*                            9,800           262,640
(4)   Intel Corp.                                    70,000         1,211,000
                                                                 ------------
                                                                    1,473,640
                                                                 ------------
      Total Technology                                              5,775,684
                                                                 ------------

      Utilities 7.7% of net assets
      -----------------------------------------------------------------------
      Cable Television & Radio 3.1%
(10)  Comcast Corp. Cl. A*                           34,600           796,146
      Cox Communications Inc. Cl. A*                 22,900           627,460
                                                                 ------------
                                                                    1,423,606
                                                                 ------------

      Electrical 0.8%
      Exelon Corp.                                    7,300           367,920
                                                                 ------------

      Telecommunications 3.8%
      Alltel Corp.                                    8,200           407,622
      BellSouth Corp.                                19,700           515,155
      SBC Communications Inc.                        19,400           497,804
      Vodafone Group PLC#                            19,400           308,848
                                                                 ------------
                                                                    1,729,429
                                                                 ------------
      Total Utilities                                               3,520,955
                                                                 ------------

      Total Common Stocks                                          44,896,479(1)
                                                                 ------------

------------------------------------------------------------------------------
(1) The fund paid a total of $47,429,832 for these securities.
------------------------------------------------------------------------------

                                                   Amount of
      Issuer                                       Principal          Value
      -----------------------------------------------------------------------

      Commercial Paper 2.0% of net assets
      General Electric Capital Corp.
        1.72%, 11/04/2002                          $923,000          $922,868
                                                                 ------------

      Total Commercial Paper                                          922,868(2)
                                                                 ------------

------------------------------------------------------------------------------
(2) The fund paid a total of $922,868 for these securities.
------------------------------------------------------------------------------

                                                      % of
                                                   Net Assets
      -----------------------------------------------------------------------

      Summary of Portfolio Assets
      Total Investments                               100.1%       45,819,347(3)
      Cash and Other Assets, Less Liabilities          (0.1%)         (62,055)
                                                      -----       -----------
      Net Assets                                      100.0%      $45,757,292
                                                      =====       ===========

------------------------------------------------------------------------------
(3) The fund paid a total of $48,352,700 for these securities.
------------------------------------------------------------------------------

Federal Income Tax Information

At October 31, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $49,095,658 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                 $3,006,085

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                 (6,282,396)
                                                                  -----------
                                                                  ($3,276,311)
                                                                  ===========

At April 30, 2002, the fund had a capital loss carryforward of $2,713,876 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on April 30, 2010.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001, through April 30, 2002, the fund incurred net capital losses of approximately $2,176,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2003.

The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

October 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                           $45,819,347(1)
Collateral for securities on loan                                    685,300
Cash                                                                     249
Receivable for securities sold                                       127,155
Receivable for fund shares sold                                       52,596
Receivable from distributor                                           44,962
Dividends receivable                                                  44,432
Deferred organization costs and other assets                          56,761
                                                                 -----------
                                                                  46,830,802

Liabilities
Payable for collateral received on securities loaned                 685,300
Payable for fund shares redeemed                                     120,832
Payable for securities purchased                                      93,525
Accrued transfer agent and shareholder services                       34,960
Accrued management fee                                                25,215
Accrued distribution and service fees                                 12,888
Accrued administration fee                                             8,777
Accrued trustees' fees                                                 5,334
Other accrued expenses                                                86,679
                                                                 -----------
                                                                   1,073,510
                                                                 -----------

Net Assets                                                       $45,757,292
                                                                 ===========
Net Assets consist of:
Unrealized depreciation of investments                           ($2,533,353)
Accumulated net realized loss                                    (11,980,776)
Paid-in capital                                                   60,271,421
                                                                 -----------
                                                                 $45,757,292(2)
                                                                 ===========

* Includes securities on loan valued at $647,414

--------------------------------------------------------------------------------
(1) The fund paid a total of $48,352,700 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)               Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets      /    Number of Shares    =     NAV

A           $24,416,492          3,054,829                 $7.99*
B(1)        $5,874,085           762,961                   $7.70**
B           $8,742,555           1,133,232                 $7.71**
C           $1,439,431           186,633                   $7.71**
S           $5,284,729           653,266                   $8.09

*     Maximum offering price per share = $8.48 ($7.99 / 0.9425)
** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

10 State Street Research Large-Cap Analyst Fund

Statement of Operations
--------------------------------------------------------------------------------

For the six months ended October 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                    $360,740(1)
Interest                                                             11,974(2)
                                                               ------------
                                                                    372,714
Expenses

Management fee                                                      166,516(3)
Transfer agent and shareholder services                             140,057(4)
Administration fee                                                   52,579(5)
Custodian fee                                                        50,153
Distribution and service fees - Class A                              40,493(6)
Distribution and service fees - Class B(1)                           32,326(6)
Distribution and service fees - Class B                              36,867(6)
Distribution and service fees - Class C                               8,523(6)
Registration fees                                                    29,025
Audit fee                                                            12,384
Amortization of organization costs                                    9,214(7)
Trustees' fees                                                        6,503(8)
Reports to shareholders                                               3,789
Legal fees                                                            1,955
Miscellaneous                                                        13,580
                                                               ------------
                                                                    603,964
Expenses borne by the distributor                                  (222,731)(9)
Fees paid indirectly                                                 (6,845)(10)
                                                               ------------
                                                                    374,388
                                                               ------------
Net investment loss                                                  (1,674)
                                                               ------------

Realized and Unrealized Loss
on Investments

Net realized loss on investments                                 (6,257,255)(11)
Change in unrealized depreciation of investments                 (4,982,190)
                                                               ------------
Net loss on investments                                         (11,239,445)
                                                               ------------
Net decrease in net assets resulting
  from operations                                              ($11,241,119)
                                                               ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $1,948.
--------------------------------------------------------------------------------
(2) Includes $1,026 in income from the lending of portfolio securities. As of the report date, the fund had a total of $647,414 of securities out on loan and was holding a total of $685,300 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(3)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $52,681 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(6) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2002, there were $651,952 and $520,351 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(7) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------
(8) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(9) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(10)  Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(11) The fund sold $28,394,650 worth of securities. During this same period, the fund also bought $26,200,972 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                Six months ended
                                                October 31, 2002    Year ended
                                                  (unaudited)     April 30, 2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets

Operations:
Net investment loss                                  ($1,674)         ($211,956)
Net realized loss
  on investments                                  (6,257,255)        (3,579,665)
Change in unrealized
  depreciation on investments                     (4,982,190)        (5,179,894)
                                                 ------------------------------
Net decrease resulting
  from operations                                (11,241,119)        (8,971,515)
                                                 ------------------------------
Net increase (decrease) from
  fund share transactions                         (1,992,280)(1)      8,787,442
                                                 ------------------------------
Total decrease in net assets                     (13,233,399)          (184,073)

Net Assets
Beginning of period                               58,990,691         59,174,764
                                                 ------------------------------
End of period                                    $45,757,292        $58,990,691
                                                 ==============================

The text and notes are an integral part of the financial statements.

12  State Street Research Large-Cap Analyst Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                    Six months ended
                                    October 31, 2002                  Year ended
                                      (unaudited)                   April 30, 2002
                              =========================================================
Class A                         Shares          Amount           Shares          Amount
=======================================================================================
Shares sold                    510,681      $4,504,237*       1,693,198     $17,297,839
Shares redeemed               (548,563)     (4,623,288)        (730,337)     (7,465,260)
                              ---------------------------------------------------------
Net increase (decrease)        (37,882)      ($119,051)         962,861      $9,832,579
                              =========================================================

Class B(1)                      Shares          Amount           Shares          Amount
=======================================================================================
Shares sold                     69,763        $580,999**        173,745      $1,800,265
Shares redeemed                (91,960)       (759,685)***     (113,768)     (1,155,553)
                              ---------------------------------------------------------
Net increase (decrease)        (22,197)      ($178,686)          59,977        $644,712
                              =========================================================

Class B                         Shares          Amount           Shares          Amount
=======================================================================================
Shares sold                     12,568        $104,489           50,596        $525,865
Shares redeemed               (200,275)     (1,592,269)***     (253,001)     (2,574,367)
                              ---------------------------------------------------------
Net decrease                  (187,707)    ($1,487,780)        (202,405)    ($2,048,502)
                              =========================================================

Class C                         Shares          Amount           Shares          Amount
=======================================================================================
Shares sold                      4,292         $35,090**         49,411        $499,937
Shares redeemed                (34,599)       (275,792)         (62,462)       (660,164)
                              ---------------------------------------------------------
Net decrease                   (30,307)      ($240,702)         (13,051)      ($160,227)
                              =========================================================

Class S                         Shares          Amount           Shares          Amount
=======================================================================================
Shares sold                     30,466        $261,614           65,593        $704,547
Shares redeemed                (28,291)       (227,675)         (17,250)       (185,667)
                              ---------------------------------------------------------
Net increase                     2,175         $33,939           48,343        $518,880
                              =========================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At October 31, 2002, MetLife owned 57,310 Class A shares, 51,578 Class B(1) shares, 5,833 Class B shares, 57,406 Class C shares and 515,488 Class S shares of the fund.

* Sales charges collected by the distributor and MetLife were $2,784 and $12,132.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales, but the commissions of $8,889 and $46 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $12,034 and $11,336 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                   Class A
                                               =====================================================================================
                                                 Six months                                                         March 11, 1998
                                                   ended                                                            (commencement
                                                 October 31,                  Years ended April 30                  of operations)
                                                    2002         -------------------------------------------------   to April 30,
Per-Share Data                                 (unaudited)(a)      2002(a)      2001(a)      2000(a)      1999(a)      1998(a)
====================================================================================================================================
Net asset value, beginning of period($)             9.83           11.48        13.70        11.73         9.92         9.55
                                                  ------          ------       ------       ------       ------        -----
  Net investment income(loss)($)*                   0.01           (0.01)       (0.04)       (0.04)       (0.01)        0.01
  Net realized and unrealized gain (loss) on
   investments($)                                  (1.85)          (1.64)       (1.22)        2.20         1.82         0.36
                                                  ------          ------       ------       ------       ------        -----
Total from investment operations ($)               (1.84)          (1.65)       (1.26)        2.16         1.81         0.37
                                                  ------          ------       ------       ------       ------        -----
  Dividend from net investment income($)              --              --           --           --        (0.00)          --
  Distributions from capital gains($)                 --              --        (0.96)       (0.19)          --           --
                                                  ------          ------       ------       ------       ------        -----
Total distributions($)                                --              --        (0.96)       (0.19)       (0.00)          --
                                                  ------          ------       ------       ------       ------        -----
Net asset value, end of period($)                   7.99            9.83        11.48        13.70        11.73         9.92
                                                  ======          ======       ======       ======       ======        =====
Total return (%)(b)                               (18.72)(d)      (14.37)       (9.65)       18.57        18.28         3.87(d)

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)         24,416          30,401       24,452       26,704       16,220        6,132
Expense ratio(%)*                                   1.33(e)         1.32         1.34         1.27         1.27         1.25(e)
Expense ratio after expense reductions(%)*          1.30(e)         1.30         1.30         1.25         1.25         1.25(e)
Ratio of net investment income (loss) to
average net assets(%)*                              0.15(e)        (0.11)       (0.29)       (0.29)       (0.09)        0.45(e)
Portfolio turnover rate(%)                         52.91           87.28        84.75       106.12       134.16        13.04
*Reflects voluntary reduction of expenses of
these amounts(%)                                    0.87(e)         0.84         0.67         0.61         0.75         2.47(e)

                                                                                            Class B(1)
                                                               =================================================================
                                                               Six months ended              Years ended April 30
                                                               October 31, 2002  -----------------------------------------------
Per-Share Data                                                  (unaudited)(a)    2002(a)     2001(a)     2000(a)     1999(a)(c)
================================================================================================================================
Net asset value, beginning of period($)                             9.52          11.19       13.46       11.63       10.63
                                                                  ------         ------      ------       -----       -----
  Net investment loss($)*                                          (0.02)         (0.08)      (0.12)      (0.13)      (0.03)
  Net realized and unrealized gain (loss) on investments($)        (1.80)         (1.59)      (1.19)       2.15        1.03
                                                                  ------         ------      ------       -----       -----
Total from investment operations($)                                (1.82)         (1.67)      (1.31)       2.02        1.00
                                                                  ------         ------      ------       -----       -----
  Dividend from net investment income($)                              --             --          --          --       (0.00)
  Distributions from capital gains($)                                 --             --       (0.96)      (0.19)         --
                                                                  ------         ------      ------       -----       -----
Total distributions($)                                                --             --       (0.96)      (0.19)      (0.00)
                                                                  ------         ------      ------       -----       -----
Net asset value, end of period($)                                   7.70           9.52       11.19       13.46       11.63
                                                                  ======         ======      ======       =====       =====
Total return(%)(b)                                                (19.12)(d)     (14.92)     (10.23)      17.52        9.44(d)

Ratios/Supplemental Data
================================================================================================================================
Net assets at end of period ($ thousands)                          5,874          7,471       8,113       6,847       1,776
Expense ratio(%)*                                                   2.03(e)        2.02        2.04        2.02        2.02(e)
Expense ratio after expense reductions(%)*                          2.00(e)        2.00        2.00        2.00        2.00(e)
Ratio of net investment loss to average net assets(%)*             (0.55)(e)      (0.80)      (0.99)      (1.05)      (1.01)(e)
Portfolio turnover rate(%)                                         52.91          87.28       84.75      106.12      134.16
*Reflects voluntary reduction of expenses of these amounts(%)       0.87(e)        0.87        0.67        0.61        0.75(e)

The text and notes are an integral part of the financial statements.

14  State Street Research Large-Cap Analyst Fund

                                                                                    Class B
                                               ===================================================================================
                                                 Six months                                                         March 11, 1998
                                                   ended                                                            (commencement
                                                 October 31,                  Years ended April 30                  of operations)
                                                    2002         -------------------------------------------------   to April 30,
Per-Share Data                                 (unaudited)(a)      2002(a)      2001(a)      2000(a)      1999(a)      1998(a)
==================================================================================================================================
Net asset value, beginning of period($)             9.52           11.19        13.47        11.63         9.90         9.55
                                                  ------          ------       ------       ------       ------        -----
  Net investment loss($)*                          (0.01)          (0.08)       (0.12)       (0.13)       (0.09)       (0.00)
  Net realized and unrealized gain (loss)
   on investments($)                               (1.80)          (1.59)       (1.20)        2.16         1.82         0.35
                                                  ------          ------       ------       ------       ------        -----
Total from investment operations($)                (1.81)          (1.67)       (1.32)        2.03         1.73         0.35
                                                  ------          ------       ------       ------       ------        -----
  Dividend from net investment income($)              --              --           --           --        (0.00)          --
  Distributions from capital gains($)                 --              --        (0.96)       (0.19)          --           --
                                                  ------          ------       ------       ------       ------        -----
Total distributions($)                                --              --        (0.96)       (0.19)       (0.00)          --
                                                  ------          ------       ------       ------       ------        -----
Net asset value, end of period($)                   7.71            9.52        11.19        13.47        11.63         9.90
                                                  ======          ======       ======       ======       ======        =====
Total return(%)(b)                                (19.12)(d)      (14.92)      (10.30)       17.61        17.50         3.66(d)

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of period ($ thousands)          8,743          12,576       17,054       21,267       19,300        5,142
Expense ratio(%)*                                   1.70(e)         2.02         2.04         2.02         2.02         2.00(e)
Expense ratio after expense reductions(%)*          1.67(e)         2.00         2.00         2.00         2.00         2.00(e)
Ratio of net investment loss to average net
assets(%)*                                         (0.26)(e)       (0.79)       (1.00)       (1.04)       (0.84)       (0.31)(e)
Portfolio turnover rate (%)                        52.91           87.28        84.75       106.12       134.16        13.04
*Reflects voluntary reduction of expenses
of these amounts(%)                                 0.87(e)         0.89         0.67         0.61         0.75         2.47(e)

                                                                                   Class C
                                               ===================================================================================
                                                 Six months                                                         March 11, 1998
                                                   ended                                                            (commencement
                                                 October 31,                  Years ended April 30                  of operations)
                                                    2002         -------------------------------------------------   to April 30,
Per-Share Data                                 (unaudited)(a)      2002(a)      2001(a)      2000(a)      1999(a)      1998(a)
==================================================================================================================================
Net asset value, beginning of period($)             9.53           11.20        13.48        11.63         9.91         9.55
                                                  ------          ------       ------       ------       ------        -----
  Net investment loss($)*                          (0.02)          (0.08)       (0.12)       (0.13)       (0.09)       (0.00)
  Net realized and unrealized gain (loss)
   on investments($)                               (1.80)          (1.59)       (1.20)        2.17         1.81         0.36
                                                  ------          ------       ------       ------       ------        -----
Total from investment operations ($)               (1.82)          (1.67)       (1.32)        2.04         1.72         0.36
                                                  ------          ------       ------       ------       ------        -----
  Dividend from net investment income($)              --              --           --           --        (0.00)          --
  Distributions from capital gains($)                 --              --        (0.96)       (0.19)          --           --
                                                  ------          ------       ------       ------       ------        -----
Total distributions($)                                --              --        (0.96)       (0.19)       (0.00)          --
                                                  ------          ------       ------       ------       ------        -----
Net asset value, end of period($)                   7.71            9.53        11.20        13.48        11.63         9.91
                                                  ======          ======       ======       ======       ======        =====
Total return(%)(b)                                (19.10)(d)      (14.91)      (10.28)       17.70        17.36         3.77(d)

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of period ($ thousands)          1,439           2,068        2,576        5,393        3,667        1,061
Expense ratio(%)*                                   2.03(e)         2.02         2.04         2.02         2.02         2.00(e)
Expense ratio after expense reductions(%)*          2.00(e)         2.00         2.00         2.00         2.00         2.00(e)
Ratio of net investment loss to average net
assets(%)*                                         (0.54)(e)       (0.79)       (1.00)       (1.08)       (0.85)       (0.13)(e)
Portfolio turnover rate(%)                         52.91           87.28        84.75       106.12       134.16        13.04
*Reflects voluntary reduction of expenses of
these amounts(%)                                    0.87(e)         0.88         0.67         0.61         0.75         2.47(e)

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)   January 1, 1999 (commencement of share class) to April 30, 1999.
(d)   Not annualized.
(e)   Annualized.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                    Class S
                                               ===================================================================================
                                                 Six months                                                         March 11, 1998
                                                   ended                                                            (commencement
                                                 October 31,                  Years ended April 30                  of operations)
                                                    2002         -------------------------------------------------   to April 30,
Per-Share Data                                 (unaudited)(a)      2002(a)      2001(a)      2000(a)      1999(a)      1998(a)
==================================================================================================================================
Net asset value, beginning of period($)             9.95           11.58        13.77        11.76         9.92         9.55
                                                  ------          ------       ------       ------       ------        -----
  Net investment income (loss) ($)*                 0.02            0.02         0.00        (0.00)        0.02         0.02
  Net realized and unrealized gain (loss) on
   investments($)                                  (1.88)          (1.65)       (1.23)        2.20         1.82         0.35
                                                  ------          ------       ------       ------       ------        -----
Total from investment operations($)                (1.86)          (1.63)       (1.23)        2.20         1.84         0.37
                                                  ------          ------       ------       ------       ------        -----
  Dividend from net investment income($)              --              --           --           --        (0.00)          --
  Distributions from capital gains($)                 --              --        (0.96)       (0.19)          --           --
                                                  ------          ------       ------       ------       ------        -----
Total distributions($)                                --              --        (0.96)       (0.19)       (0.00)          --
                                                  ------          ------       ------       ------       ------        -----
Net asset value, end of period($)                   8.09            9.95        11.58        13.77        11.76         9.92
                                                  ======          ======       ======       ======       ======        =====
Total return(%)(b)                                (18.69)(d)      (14.08)       (9.38)       18.87        18.59         3.87(d)

Ratios/Supplemental Data
==================================================================================================================================
Net assets at end of period ($ thousands)          5,285           6,476        6,980        6,895        5,806        4,763
Expense ratio(%)*                                   1.03(e)         1.02         1.04         1.02         1.02         1.00(e)
Expense ratio after expense reductions(%)*          1.00(e)         1.00         1.00         1.00         1.00         1.00(e)
Ratio of net investment income(loss) to
average net assets(%)*                              0.45(e)         0.20         0.01        (0.04)        0.18         0.98(e)
Portfolio turnover rate(%)                         52.91           87.28        84.75       106.12       134.16        13.04
*Reflects voluntary reduction of expenses of
these amounts(%)                                    0.87(e)         0.87         0.67         0.61         0.75         2.47(e)

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)   January 1, 1999 (commencement of share class) to April 30, 1999.
(d)   Not annualized.
(e)   Annualized.

The text and notes are an integral part of the financial statements.

16  State Street Research Large-Cap Analyst Fund

State Street Research Securities Trust

                                                                                   Number of Funds
      Name,      Position(s)  Term of Office                                       in Fund Complex              Other
     Address      Held with   and Length of        Principal Occupations             Overseen by          Directorships Held
   and Age (a)      Fund     Time Served (b)        During Past 5 Years          Trustee/Officer (c)      by Trustee/Officer
===============================================================================================================================
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond    Trustee    Since 1999        Retired; formerly Chairman of the            25           Ceridian Corporation
(56)                                          Board, Chief Executive Officer and
                                              President, PictureTel Corporation
                                              (video conferencing systems)
-------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee    Since 1997        Retired; formerly Senior Vice                45           Metropolitan Series
Garban (65)                                   President for Finance and                                 Fund, Inc.(d)
                                              Operations and Treasurer, The
                                              Pennsylvania State University
-------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee    Since 1994        Retired; formerly Executive Vice             45           The Clorox Company;
Morton                                        President, Chief Operating Officer                        KLA-Tencor Corporation;
(70)                                          and Director, Hewlett-Packard                              BEA Systems, Inc.;
                                              Company (computer manufacturer)                           Cepheid; Pharsight
                                                                                                        Corporation; and
                                                                                                        Metropolitan Series
                                                                                                        Fund, Inc.(d)
-------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee    Since 1999        Dean, School of Business and                 25           None
Phillips                                      Public Management, George
(57)                                          Washington University; formerly a
                                              member of the Board of Governors
                                              of the Federal Reserve System; and
                                              Chairman and Commissioner of the
                                              Commodity Futures Trading
                                              Commission
-------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee    Since 1994        President, Founders Investments              45           A. P. Pharma, Inc.; and
Rosenblatt                                    Ltd. (investments); formerly                              Metropolitan Series Fund,
(64)                                          President, The Glen Ellen Company                         Inc.(d)
                                              (private investment firm)
-------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee    Since 1994        Jay W. Forrester Professor of                45           Metropolitan Series Fund,
Scott Morton                                  Management, Sloan School of                               Inc.(d)
(65)                                          Management, Massachusetts
                                              Institute of Technology
-------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee    Since 2002        Attorney; formerly Partner,                  25           SEI Investments Funds
Storey                                        Dechert (law firm)                                        (consisting of
(71)                                                                                                    104 portfolios); and The
                                                                                                        Massachusetts
                                                                                                        Health & Education Tax-
                                                                                                        Exempt Trust
===============================================================================================================================
Interested Trustee
-------------------------------------------------------------------------------------------------------------------------------
Richard S.       Trustee    Since 2000        Chairman of the Board, President             25           None
Davis++                                       and Chief Executive Officer of
(57)                                          State Street Research & Management
                                              Company; formerly Senior Vice
                                              President, Fixed Income
                                              Investments, Metropolitan Life
                                              Insurance Company; and Managing
                                              Director, J.P. Morgan Investment
                                              Management
===============================================================================================================================
Officers
-------------------------------------------------------------------------------------------------------------------------------
Maureen G.       Vice       Since 2000        Managing Director of State Street             8           None
Depp             President                    Research & Management Company;
(48)                                          formerly Senior Vice President and
                                              Vice President, State Street
                                              Research & Management Company
-------------------------------------------------------------------------------------------------------------------------------
Donald G.        Vice       Since 2001        Senior Vice President of State               10           None
DeVeuve          President                    Street Research & Management
(45)                                          Company; formerly Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Rosalina         Vice       Since 2001        Senior Vice President of State               10           None
Feliciano        President                    Street Research & Management
(38)                                          Company; formerly Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
C. Kim           Vice       Since 2002        Managing Director and Chief                  23           None
Goodwin          President                    Investment Officer-Equities of
(43)                                          State Street Research & Management
                                              Company; formerly Chief Investment
                                              Officer-U.S. Growth Equities,
                                              American Century; and Senior Vice
                                              President and portfolio manager,
                                              Putnam Investments
-------------------------------------------------------------------------------------------------------------------------------
John H. Kallis   Vice       Since 1994        Senior Vice President of State               11           None
(61)             President                    Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001        Managing Director, Chief Financial           25           None
Lombardo         President                    Officer and Director of State
(47)                                          Street Research & Management
                                              Company; formerly Executive Vice
                                              President, State Street Research &
                                              Management Company; and Senior
                                              Vice President, Product and
                                              Financial Management, MetLife Auto
                                              & Home
-------------------------------------------------------------------------------------------------------------------------------
Dan R.           Vice       Since 2002        Managing Director of State Street            15           None
Strelow (43)     President                    Research & Management Company;
                                              formerly Executive Vice President
                                              and Senior Vice President, State
                                              Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Elizabeth        Vice       Since 1996        Managing Director of State Street             8           None
McCombs          President                    Research & Management Company;
Westvold (42)                                 formerly Senior Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 1997        Senior Vice President of State                9           None
Woodworth,       President                    Street Research & Management
Jr. (64)                                      Company
-------------------------------------------------------------------------------------------------------------------------------
Peter Zuger      Vice       Since 2001        Managing Director of State Street             7           None
(54)             President                    Research & Management Company;
                                              formerly Senior Vice President,
                                              State Street Research & Management
                                              Company; and portfolio manager and
                                              Vice President, American Century
                                              Investment Management Company
-------------------------------------------------------------------------------------------------------------------------------
Douglas A.       Treasurer  Since 2001        Senior Vice President and                    25           None
Romich                                        Treasurer of State Street Research
(45)                                          & Management Company; formerly
                                              Vice President and Assistant
                                              Treasurer, State Street Research &
                                              Management Company
-------------------------------------------------------------------------------------------------------------------------------
Francis J.       Secretary  Since 1995        Managing Director, General Counsel           25           None
McNamara, III                                 and Secretary of State Street
(47)                                          Research & Management Company;
                                              formerly Executive Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security.
Also called "face value" or "par value."

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 PERMIT NO. 6
                                                                  HUDSON, MA
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC]   For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]   For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Large-Cap Analyst Fund prospectus. When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2002 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp1203)SSR-LD                                     LCA-2855-1202

                        ---------------------------------
                             STATE STREET RESEARCH
                        ---------------------------------
                        CONCENTRATED LARGE-CAP VALUE FUND
                        ---------------------------------

                           SEMIANNUAL REPORT
                           October 31, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------
                                                         For Excellence
                                                               in
                                                       Shareholder Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT

THE ECONOMY

o The U.S. economy grew at a modest pace of approximately 2% during the six-month period ended October 31, 2002. Mixed indicators generated concern about its ability to sustain its recovery.

o Despite a reported decline in confidence, consumers continued to spend and declining mortgage rates kept the housing market strong.

THE MARKETS

o The stock market lost ground on all fronts, with the S&P 500 Index returning -17.01% for the past six months.(1)

o The yield on the 10-year Treasury bond closed the period at 3.89%, after falling to its lowest level since 1958.

THE FUND

OVER THE PAST SIX MONTHS

o For the six months ended October 31, 2002, Class A shares of State Street Research Concentrated Large-Cap Value Fund returned -27.36% (does not reflect sales charge). The fund underperformed the Russell 1000(R) Value Index, which returned -17.35% for the same period.(1)

o Overall, our focus on cyclically sensitive, higher-volatility stocks hurt performance as investors became more concerned over continued economic weakness and focused on more defensive stocks.

o The fund was hurt by poor stock selection in several sectors, including transportation, consumer discretionary and industrial materials.

o Strong stock selection in pharmaceuticals, insurance and energy made a positive impact on performance.

CURRENT STRATEGY

o We believe that high levels of monetary and fiscal stimulus in the economy support the likelihood of business and market recovery.

o The portfolio contains many inexpensive investments that have the potential to benefit in an improving economic and market environment.

(1) The S&P 500 Index (officially the "S&P 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Value Index contains only those stocks within the complete Russell 1000(R) Index (a large-company index) that show below-average growth. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3) Performance reflects a maximum 5.75% Class A share front-end sales charge.

(4) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 2002 except as otherwise noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(2)(4)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 12/15/00)           1 YEAR
--------------------------------------------------------------------
Class A                       -15.49%               -21.68%
--------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
AS OF 9/30/02(2)(3)(4)
(at maximum applicable sales charge)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 12/15/00)           1 YEAR
--------------------------------------------------------------------
Class A                       -22.57%               -29.69%
--------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1  CITIGROUP                       4.3%
2  BELLSOUTH                       4.0%
3  US BANCORP                      3.9%
4  HEWLETT-PACKARD                 3.9%
5  SPX                             3.9%
6  MBNA                            3.8%
7  LIBERTY MEDIA                   3.7%
8  MORGAN STANLEY DEAN WITTER      3.6%
9  TYCO INTERNATIONAL              3.5%
10 ROHM & HAAS                     3.5%

These securities represent an aggregate of 38.1% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

MISCELLANEOUS FINANCIAL                 11.7%
BANKS & SAVINGS & LOAN                   9.5%
COMMUNICATIONS, MEDIA & ENTERTAINMENT    8.5%
DRUGS & ENTERTAINMENT                    7.8%
MULTI-SECTOR                             7.5%

TOTAL: 45.0%

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 2002 (Unaudited)

------------------------------------------------------------------------------
                                                                   VALUE
                                                       SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 99.3%
AUTOMOBILES & TRANSPORTATION 3.4%
AIR TRANSPORT 1.0%
AMR Corp.* ..........................................    1,700    $  8,024
                                                                  --------
AUTOMOTIVE PARTS 2.4%
Delphi Automotive Systems Corp. .....................    3,000      20,880
                                                                  --------
Total Automobiles & Transportation ..................               28,904
                                                                  --------
CONSUMER DISCRETIONARY 17.7%
COMMERCIAL SERVICES 3.2%
Cendant Corp.* ......................................    2,400      27,600
                                                                  --------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 8.5%
AOL Time Warner Inc.* ...............................      900      13,275
General Motors Corp. Cl. H* .........................    2,900      28,565
Liberty Media Corp. Cl. A* ..........................    3,800      31,426
                                                                  --------
                                                                    73,266
                                                                  --------
RESTAURANTS 2.8%
McDonald's Corp. ....................................    1,300      23,543
                                                                  --------
RETAIL 3.2%
Federated Department Stores Inc.* ...................      900      27,630
                                                                  --------
Total Consumer Discretionary ........................              152,039
                                                                  --------
CONSUMER STAPLES 1.5%
DRUG & GROCERY STORE CHAINS 1.5%
Kroger Co.* .........................................      900      13,356
                                                                  --------
Total Consumer Staples ..............................               13,356
                                                                  --------
FINANCIAL SERVICES 26.8%
BANKS & SAVINGS & LOAN 9.5%
J.P. Morgan Chase & Co. .............................    1,340      27,805
US Bancorp ..........................................    1,600      33,744
Wells Fargo & Co. ...................................      400      20,188
                                                                  --------
                                                                    81,737
                                                                  --------
INSURANCE 5.6%
ACE Limited .........................................      800      24,600
XL Capital Ltd. Cl. A ...............................      300      22,845
                                                                  --------
                                                                    47,445
                                                                  --------
MISCELLANEOUS FINANCIAL 11.7%
Citigroup, Inc. .....................................    1,000      36,950
MBNA Corp. ..........................................    1,600      32,496
Morgan Stanley Dean Witter & Co. ....................      800      31,136
                                                                  --------
                                                                   100,582
                                                                  --------
Total Financial Services ............................              229,764
                                                                  --------
HEALTHCARE 7.8%
DRUGS & BIOTECHNOLOGY 7.8%
Bristol-Myers Squibb Co. ............................      600      14,766
Schering-Plough Corp. ...............................    1,200      25,620
Wyeth Inc. ..........................................      800      26,800
                                                                  --------
Total Healthcare ....................................               67,186
                                                                  --------
INTEGRATED OILS 3.1%
INTEGRATED INTERNATIONAL 3.1%
BP PLC ADR ..........................................      700      26,915
                                                                  --------
Total Integrated Oils ...............................               26,915
                                                                  --------
MATERIALS & PROCESSING 9.4%
CHEMICALS 3.5%
Rohm & Haas Co. .....................................      900      29,943
                                                                  --------
PAPER & FOREST PRODUCTS 3.3%
International Paper Co. .............................      800      27,944
                                                                  --------
STEEL 2.6%
Allegheny Technologies Inc. .........................    3,300      22,605
                                                                  --------
Total Materials & Processing ........................               80,492
                                                                  --------
OTHER 7.5%
MULTI-SECTOR 7.5%
SPX Corp.* ..........................................      800      33,608
Tyco International Ltd. .............................    2,100      30,366
                                                                  --------
Total Other .........................................               63,974
                                                                  --------
OTHER ENERGY 3.4%
OIL & GAS PRODUCERS 3.4%
Burlington Resources Inc. ...........................      700      28,840
                                                                  --------
Total Other Energy ..................................               28,840
                                                                  --------
TECHNOLOGY 11.4%
COMMUNICATIONS TECHNOLOGY 2.5%
Motorola Inc. .......................................    2,300      21,091
                                                                  --------
COMPUTER TECHNOLOGY 3.9%
Hewlett-Packard Co. .................................    2,130      33,654
                                                                  --------
ELECTRONICS 1.8%
Flextronics International Ltd.* .....................    1,800      15,048
                                                                  --------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 3.2%
Intel Corp. .........................................    1,600      27,680
                                                                  --------
Total Technology ....................................               97,473
                                                                  --------
UTILITIES 7.3%
ELECTRICAL 3.3%
Dominion Resources Inc. .............................      600      28,800
                                                                  --------
TELECOMMUNICATIONS 4.0%
BellSouth Corp. .....................................    1,300      33,995
                                                                  --------
Total Utilities .....................................               62,795
                                                                  --------
Total Common Stocks and Investments
  (Cost $1,134,204) - 99.3% .........................              851,738
Cash and Other Assets, Less Liabilities - 0.7% ......                5,948
                                                                  --------
Net Assets - 100.0% .................................             $857,686
                                                                  ========
Federal Income Tax Information:
At October 31, 2002, the net unrealized depreciation of
investments based on cost for federal income tax purposes of
$1,157,826 was as follows:
Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost ................   $14,523
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value ................  (320,611)
                                                                  --------
                                                                 ($306,088)
                                                                  ========

--------------------------------------------------------------------------------
* Non-income-producing securities.

ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002 (Unaudited)

ASSETS
Investments, at value (Cost $1,134,204) (Note 1) ....       $851,738
Cash ................................................         22,957
Receivable from Distributor .........................         28,180
Dividends receivable ................................            921
Other assets ........................................          2,085
                                                          ----------
                                                             905,881
LIABILITIES
Accrued administration fee (Note 2) .................          8,383
Accrued trustees' fees (Note 2) .....................          3,901
Accrued transfer agent and shareholder services
  (Note 2) ..........................................          3,200
Accrued management fee (Note 2) .....................            632
Accrued distribution and service fees (Note 5) ......            225
Other accrued expenses ..............................         31,854
                                                          ----------
                                                              48,195
                                                          ----------
NET ASSETS                                                  $857,686
                                                            ========
Net Assets consist of:
  Undistributed net investment income ...............         $2,186
  Unrealized depreciation of investments ............       (282,466)
  Accumulated net realized loss .....................       (221,356)
  Paid-in capital ...................................      1,359,322
                                                          ----------
                                                          $  857,686
                                                          ==========
Net Asset Value and redemption price per share of
  Class A shares ($857,686 / 129,684 shares) ........          $6.61
                                                               =====
Maximum Offering Price per share of Class A shares
  ($6.61 / 0.9425 shares) ...........................          $7.01
                                                               =====

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 2002 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $110 ..............        $8,942
EXPENSES
Administration fee (Note 2) ..........................        52,600
Custodian fee ........................................        19,861
Transfer agent and shareholder services (Note 2) .....        12,458
Audit fee ............................................         8,256
Trustees' fees (Note 2) ..............................         7,931
Management fee (Note 2) ..............................         4,050
Reports to shareholders ..............................         3,525
Legal fees ...........................................         2,064
Distribution and service fees - Class A (Note 5) .....         1,494
Miscellaneous ........................................           661
                                                          ----------
                                                             112,900
Expenses borne by the Distributor (Note 3) ...........      (105,990)
Fees paid indirectly (Note 2) ........................           (10)
                                                          ----------
                                                               6,900
                                                          ----------
Net investment income ................................         2,042
                                                          ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) .....      (114,266)
Change in unrealized depreciation of investments .....      (211,928)
                                                          ----------
Net loss on investments ..............................      (326,194)
                                                          ----------
Net decrease in net assets resulting from operations .    ($ 324,152)
                                                          ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED
                                               OCTOBER 31,
                                                  2002          YEAR ENDED
                                               (UNAUDITED)    APRIL 30, 2002
------------------------------------------------------------------------------

DECREASE IN NET ASSETS
Operations:
Net investment income .................       $    2,042        $      144
Net realized loss on investments ......         (114,266)         (107,090)
Change in unrealized depreciation of
  investments .........................         (211,928)         (134,596)
                                              ----------        ----------
Net decrease resulting from
  operations ..........................         (324,152)         (241,542)
                                              ----------        ----------
Dividend from net investment income:
  Class A .............................               --            (1,486)
                                              ----------        ----------
Distribution from capital gains:
  Class A .............................               --           (65,598)
                                              ----------        ----------
Class A share transactions (Note 7):
  Proceeds from sale of shares ........            3,251             9,279
  Net asset value of shares issued in
    payment of:
  Dividend from net investment income .               --               530
  Distribution from capital gains .....               --            65,598
  Cost of shares repurchased ..........          (23,292)         (315,996)
                                              ----------        ----------
Net decrease from fund share
  transactions ........................          (20,041)         (240,589)
                                              ----------        ----------
Total decrease in net assets ..........         (344,193)         (549,215)

NET ASSETS
Beginning of period ...................        1,201,879         1,751,094
                                              ----------        ----------
End of period (including undistributed
  net investment income of $2,186 and
  $144, respectively) .................       $  857,686        $1,201,879
                                              ==========        ==========
Number of shares:
  Sold ................................              444               892
Issued upon reinvestment of:
  Dividend from net investment income                 --                52
  Distribution from capital gains .....               --             6,425
  Repurchased .........................           (2,885)          (39,585)
                                              ----------        ----------

Net decrease of fund shares ...........           (2,441)          (32,216)
                                              ==========        ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1

State Street Research Concentrated Large-Cap Value Fund is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in November 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of four separate funds: State Street Research Concentrated Large-Cap Value Fund, State Street Research Large-Cap Analyst Fund, State Street Research Legacy Fund and State Street Research Strategic Income Fund.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets in large-cap stocks. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The fund offers five classes of shares. Only Class A shares are presently available for purchase. Class B(1), Class B, Class C, and Class S are not being offered at this time. Class A shares are subject to an initial sales charge of up to 5.75% and annual distribution and service fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares will be offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares will only be offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 2002, the fund had a capital loss carryforward of $51,664 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on April 30, 2010.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001 through April 30, 2002, the fund incurred net capital losses of approximately $28,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2003.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the six months ended October 31, 2002, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2002, the fees pursuant to such agreement amounted to $4,050.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), a subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended October 31, 2002, the amount of such expenses was $3,151.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended October 31, 2002, the fund's transfer agent fees were reduced by $10 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,931 during the six months ended October 31, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended October 31, 2002, the amount of such expenses was $52,600.

NOTE 3

The Distributor and the fund have agreed that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended October 31, 2002, the amount of such expenses assumed by the Distributor and its affiliates was $105,990. The agreement currently limits expenses to 1.15% of average daily net assets exclusive of Rule 12b-1 fees and certain other expenses.

The agreement requires the fund to reimburse the Distributor in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitations. The Distributor will not be entitled to such repayments from the fund after the end of the fifth fiscal year of the fund following the year in which expenses were originally paid.

NOTE 4

For the six months ended October 31, 2002, purchases and sales of securities, exclusive of short-term obligations, aggregated $215,992 and $293,297, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2002, fees pursuant to such plans amounted to $1,494 for Class A shares. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

NOTE 6

Under normal market conditions the fund invests not less than 80% of its net assets in a concentrated portfolio of larger-size value stocks. Also, the fund may invest up to 20% of its net assets in other securities (for example, bonds and smaller company stocks). Accordingly, the fund's investments will fluctuate in response to a variety of economic, political and other factors.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, at $0.001 par value per share. At October 31, 2002, the Adviser owned one Class A share and MetLife owned 110,172 Class A shares of the fund.

STATE STREET RESEARCH CONCENTRATED LARGE-CAP VALUE FUND
One Financial Center
Boston, MA 02111-2690




QUESTIONS? COMMENTS?

E-MAIL us at:
        info@ssrfunds.com
VISIT us at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Concentrated Large-Cap Value Fund prospectus. When used after December 31, 2002, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.


CONTROL NUMBER: (exp1203)SSR-LD                                   CLC-4881-1202